     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 25, 1997


                                              1933 ACT REGISTRATION NO. 33-32476
                                              1940 ACT REGISTRATION NO. 811-5970
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE
               SECURITIES ACT OF 1933                                   [ ]
            Pre-Effective Amendment No.  __                             [ ]
            Post-Effective Amendment No.  7                             [X]
                                        and/or
            REGISTRATION STATEMENT UNDER THE
               INVESTMENT COMPANY ACT OF 1940                           [ ]
            Amendment No.  8                                            [X]


                        (Check appropriate box or boxes)
                               ------------------

                               CASH ACCOUNT TRUST
               (Exact name of Registrant as Specified in Charter)


                222 South Riverside Plaza, Chicago, Illinois                        60606
                   (Address of Principal Executive Office)                       (Zip Code)



       Registrant's Telephone Number, including Area Code: (312) 537-7000



         Philip J. Collora, Vice President and Secretary                  With a copy to:
                       Cash Account Trust                                 Cathy G. O'Kelly
                    222 South Riverside Plaza                             David A. Sturms
                     Chicago, Illinois 60606                     Vedder, Price, Kaufman & Kammholz
             (Name and Address of Agent for Service)                  222 North LaSalle Street
                                                                      Chicago, Illinois 60601



     REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE RULE 24F-2 NOTICE FOR REGISTRANT'S FISCAL YEAR ENDED APRIL 30, 1997 WAS FILED ON OR ABOUT JUNE 24, 1997.


     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
BOX)

          [ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)


          [X] ON AUGUST 1, 1997 PURSUANT TO PARAGRAPH (B)


          [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

          [ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(1)

          [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

          [ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485


     IF APPROPRIATE, CHECK THE FOLLOWING BOX:


          [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR
              A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.
================================================================================

                               CASH ACCOUNT TRUST

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

                     ITEM NUMBER
                    OF FORM N-1A                                 LOCATION IN PROSPECTUS
 1.    Cover Page.............................    Cover Page
 2.    Synopsis...............................    Summary; Summary of Expenses
 3.    Condensed Financial Information........    Financial Highlights; Performance
 4.    General Description of Registrant......    Investment Objectives, Policies and Risk Factors;
                                                  Capital Structure
 5.    Management of the Fund.................    Investment Manager and Shareholder Services
5A.    Management's Discussion of Fund
       Performance............................    Inapplicable
 6.    Capital Stock and Other Securities.....    Purchase of Shares; Dividends and Taxes;
                                                  Capital Structure
 7.    Purchase of Securities Being Offered...    Purchase of Shares; Net Asset Value; Investment
                                                  Manager and Shareholder Services; Special Features
 8.    Redemption or Repurchase...............    Redemption of Shares; Special Features
 9.    Pending Legal Proceedings..............    Inapplicable

CASH ACCOUNT TRUST

222 South Riverside Plaza


Chicago, Illinois 60606



TABLE OF CONTENTS
------------------------------------------------
Summary                                        1
------------------------------------------------
Summary of Expenses                            2
------------------------------------------------
Financial Highlights                           2
------------------------------------------------
Investment Objectives, Policies and Risk
  Factors                                      3
------------------------------------------------
Net Asset Value                                9
------------------------------------------------
Purchase of Shares                             9
------------------------------------------------
Redemption of Shares                          11
------------------------------------------------
Special Features                              13
------------------------------------------------
Dividends and Taxes                           13
------------------------------------------------
Investment Manager and Shareholder Services   14
------------------------------------------------
Performance                                   16
------------------------------------------------
Capital Structure                             17
------------------------------------------------



This prospectus contains information about the Fund that a prospective investor should know before investing and should be retained for future reference. A Statement of Additional Information dated August 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Fund at the address or telephone number on this cover or the firm from which this prospectus was received.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CASH
ACCOUNT
TRUST


PROSPECTUS August 1, 1997


CASH ACCOUNT TRUST


222 South Riverside Plaza, Chicago, Illinois 60606 1-800-231-8568. The Fund offers a choice of investment portfolios and is designed for investors who seek maximum current income to the extent consistent with stability of capital. The Fund currently offers the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio. Each Portfolio invests exclusively in high quality money market instruments.


AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

CASH ACCOUNT TRUST

222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606, TELEPHONE 1-800-231-8568


SUMMARY

INVESTMENT OBJECTIVES. Cash Account Trust (the "Fund") is an open-end diversified management investment company. The Fund currently offers a choice of three investment portfolios ("Portfolios"). Each Portfolio invests in a portfolio of high quality short-term money market instruments consistent with its specific objective. The Money Market Portfolio seeks maximum current income to the extent consistent with stability of capital from a portfolio primarily of commercial paper and bank obligations. The Government Securities Portfolio seeks maximum current income to the extent consistent with stability of capital from a portfolio of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Tax-Exempt Portfolio seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital from a portfolio of municipal securities. Each Portfolio may use a variety of investment techniques, including the purchase of repurchase agreements and variable rate securities. Each Portfolio seeks to maintain a net asset value of $1.00 per share. There is no assurance that the objective of any Portfolio will be achieved or that any Portfolio will be able to maintain a net asset value of $1.00 per share. See "Investment Objectives, Policies and Risk Factors."


INVESTMENT MANAGER AND SHAREHOLDER SERVICES. Zurich Kemper Investments, Inc. ("ZKI") is the investment manager for the Fund and provides the Fund with continuous professional investment supervision. ZKI is paid an annual investment management fee, payable monthly, on a graduated basis ranging from .22% of the first $500 million of combined average daily net assets of all Portfolios of the Fund to .15% of the combined average daily net assets of all Portfolios of the Fund over $3 billion. Zurich Kemper Distributors, Inc. ("ZKDI"), an affiliate of ZKI, is the primary administrator, distributor and principal underwriter of the Fund and, as such, provides information and services for existing and potential shareholders and acts as agent of the Fund in the sale of its shares. ZKDI receives a distribution services fee, payable monthly, at an annual rate of .60% of average daily net assets of the Money Market and Government Securities Portfolios and .50% of average daily net assets of the Tax-Exempt Portfolio. As distributor, ZKDI normally pays financial services firms that provide cash management and other services for their customers at an annual rate of .60% of average daily net assets of those accounts in the Money Market and Government Securities Portfolios that they service and .50% of average daily net assets of those accounts in the Tax-Exempt Portfolio that they maintain and service. See "Investment Manager and Shareholder Services."


PURCHASES AND REDEMPTIONS. Shares of each Portfolio are available at net asset value through selected financial services firms. The minimum initial investment for each Portfolio is $1,000 and the minimum subsequent investment is $100. See "Purchase of Shares." Shares may be redeemed at the net asset value next determined after receipt by the Fund's Shareholder Service Agent of a request to redeem in proper form. Shares may be redeemed by written request or by using one of the Fund's expedited redemption procedures. See "Redemption of Shares."

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested in additional shares of the same Portfolio, unless the shareholder makes a different election. See "Dividends and Taxes."

GENERAL INFORMATION AND CAPITAL. The Fund is organized as a business trust under the laws of Massachusetts and may issue an unlimited number of shares of beneficial interest. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Fund is not required to hold annual shareholder meetings; but will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. See "Capital Structure."

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES(1) ........................................None


                                                                                     Money     Government
                                                                                    Market     Securities   Tax-Exempt
Annual Fund Operating Expenses                                                     Portfolio   Portfolio    Portfolio
(after fee waiver and expense absorption) (as a percentage of average net assets)  ---------   ----------   ----------
Management Fees..................................................................     .17%        .18%         .18%
12b-1 Fees(2)....................................................................     .60%        .60%         .50%
Other Expenses...................................................................     .23%        .22%         .27%
                                                                                     -----       -----         ----
Total Operating Expenses.........................................................    1.00%       1.00%         .95%
                                                                                     =====       =====         ====


---------------
(1) Investment dealers and other firms may independently charge shareholders additional fees; please see their materials for details.

(2) As a result of the accrual of 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers.


                                                             PORTFOLIO        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                       EXAMPLE                               ---------        ------   -------   -------   --------
You would pay the following expenses on a $1,000       Money Market            $10       $32       $55       $122
investment, assuming (1) 5% annual return and          Government Securities   $10       $32       $55       $122
(2) redemption at the end of each time period:         Tax-Exempt              $10       $30       $53       $117



The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. As discussed more fully under "Investment Manager and Shareholder Services," the Fund's investment manager has agreed to temporarily waive its management fee and reimburse or pay operating expenses of a Portfolio to the extent, if any, that such expenses as defined, exceed the following percentages of average daily net assets of the Portfolios: Money Market Portfolio (1.00%), Government Securities Portfolio (1.00%) and Tax-Exempt Portfolio (.95%). Without such waiver and reimbursement during the fiscal year ended April 30, 1997, "Management Fees" for the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio would have been .22%, .22% and .22%, respectively, and "Total Operating Expenses" would have been 1.03%, .99% and
 .96%, respectively. In addition, from time to time, ZKI may voluntarily waive fees or absorb certain additional operating expenses of the Portfolios. "Other Expenses" does not reflect the effect of this additional expense absorption. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Portfolio of the Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


FINANCIAL HIGHLIGHTS


The tables below show financial information expressed in terms of one share outstanding throughout the period. The information in the tables is covered by the report of the Fund's independent auditors. The report is contained in the Fund's Registration Statement and is available from the Fund. The financial statements contained in the Fund's 1997 Annual Report to Shareholders are incorporated herein by reference and may be obtained by writing or calling the Fund.



                                                                    YEAR ENDED APRIL 30,                         DECEMBER 3, 1990
                                                -------------------------------------------------------------           TO
            MONEY MARKET PORTFOLIO                1997       1996       1995       1994       1993      1992      APRIL 30, 1991
            ----------------------                ----       ----       ----       ----       ----      ----     ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period               $1.00       1.00       1.00       1.00      1.00      1.00          1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared         .05        .05        .04        .02       .02       .04           .03
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00       1.00       1.00       1.00      1.00      1.00          1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                       4.60%      4.96       4.38       2.42      2.65      4.44          2.63
RATIOS TO AVERAGE NET ASSETS:
Expenses after expense waiver                       1.00%      1.00        .99        .93       .84       .93          1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                               4.51%      4.83       4.54       2.48      2.59      4.03          6.24
---------------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS:
Expenses                                            1.03%      1.05       1.05       1.20      1.36      1.57          1.58
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                               4.48%      4.78       4.48       2.21      2.07      3.39          5.66
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)      $584,947    455,025    378,551    156,153    34,267    27,905         6,105
---------------------------------------------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                            APRIL 30,                            DECEMBER 3, 1990
                                                    ----------------------------------------------------------          TO
         GOVERNMENT SECURITIES PORTFOLIO              1997       1996       1995      1994      1993     1992     APRIL 30, 1991
         -------------------------------              ----       ----       ----      ----      ----     ----    ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $   1.00       1.00       1.00      1.00     1.00     1.00          1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared             .05        .05        .04       .02      .02      .04           .03
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   1.00       1.00       1.00      1.00     1.00     1.00          1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                           4.69%      5.01       4.37      2.49     2.65     4.54          2.47
RATIOS TO AVERAGE NET ASSETS:
Expenses after expense waiver                            .92%       .90        .90       .84      .79      .79           .87
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                   4.59%      4.88       4.66      2.47     2.63     4.41          5.95
---------------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS:
Expenses                                                 .99%      1.06       1.05      1.22     1.18     1.20          1.44
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                   4.52%      4.72       4.51      2.09     2.24     4.00          5.38
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)          $544,501    189,919    138,020    30,829   28,963   34,119        30,080
---------------------------------------------------------------------------------------------------------------------------------



                                                                         YEAR ENDED
                                                                         APRIL 30,                            DECEMBER 3, 1990
                                                  --------------------------------------------------------           TO
              TAX-EXEMPT PORTFOLIO                  1997      1996      1995      1994      1993     1992      APRIL 30, 1991
              --------------------                  ----      ----      ----      ----      ----     ----     ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period              $   1.00      1.00      1.00     1.00      1.00     1.00           1.00
------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared           .03       .03       .03      .02       .02      .03            .02
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   1.00      1.00      1.00     1.00      1.00     1.00           1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                         2.82%     3.16      2.80     1.84      2.13     3.46           1.76
RATIOS TO AVERAGE NET ASSETS:
Expenses after expense waiver                          .81%      .78       .76      .74       .71      .67            .75
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 2.78%     3.10      3.00     1.82      2.09     3.34           4.30
------------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS:
Expenses                                               .96%      .98       .93     1.20      1.39     1.38            .97
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 2.63%     2.90      2.83     1.36      1.41     2.63           4.08
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)        $220,791    66,981    67,748   16,991    10,014    7,097          3,904
------------------------------------------------------------------------------------------------------------------------------


NOTES:

a. The Money Market Portfolio's total returns for the years ended April 30, 1996 and 1995 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 4.80% and 4.16%, respectively.

b. ZKI has agreed to temporarily waive its management fee and reimburse or pay certain operating expenses to the extent necessary to limit expenses to specific levels. The Other Ratios to Average Net Assets are computed without this waiver and expense absorption. Ratios have been determined on an annualized basis. Total return is not annualized.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

The Fund is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. It is designed for investors who seek maximum current income consistent with stability of capital. The Fund pools individual and institutional investors' money that it uses to buy high quality money market instruments. The Fund is a series investment company that is able to provide investors with a choice of separate investment portfolios ("Portfolios"). It currently offers three investment Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio. Because each Portfolio combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. The Fund is managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying each Portfolio's investments. A Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. However, because of their short maturities, liquidity and high quality ratings, high quality money market instruments, such as those in which the Fund invests, are generally considered to be among the safest available. Thus, the Fund is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that a Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

MONEY MARKET PORTFOLIO. The Money Market Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in the following types of U.S. Dollar-denominated money market instruments that mature in 12 months or less:

1. Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.

2. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

3. Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their U.S. and foreign branches) having total assets in excess of $10 billion.

4. Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) are rated high quality by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Duff & Phelps, Inc. ("Duff"); or (ii) if unrated, are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Fund's investment manager. Currently, only obligations in the top two categories are considered to be rated high quality. The two highest rating categories of Moody's, S&P and Duff for commercial paper are Prime-1 and Prime-2, A-1 and A-2 and Duff 1 and Duff 2, respectively. For other debt obligations, the two highest rating categories for such services are Aaa and Aa, AAA and AA and AAA and AA, respectively. For a description of these ratings, see "Appendix--Ratings of Investments" in the Statement of Additional Information.

5. Repurchase agreements of obligations that are suitable for investment under the categories set forth above. Repurchase agreements are discussed below.

In addition, the Portfolio limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940. See "Net Asset Value."

The Money Market Portfolio will normally invest at least 25% of its assets in obligations issued by banks; provided, however, the Portfolio may in the discretion of the Fund's investment manager temporarily invest less than 25% of its assets in such obligations whenever the Portfolio assumes a defensive posture. Investments by the Money Market Portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, or obligations issued by foreign entities, including foreign banks, involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches. The profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in banking operations. As a result of Federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all such laws and regulations apply to the foreign branches of domestic banks. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Bank obligations held by the Portfolio do not benefit materially from insurance from the Federal Deposit Insurance Corporation.

The Money Market Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers and individual investor participation in the commercial paper market is very limited. The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration that is afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the
Section 4(2) paper, thus providing liquidity. The Fund's investment manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Fund, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed under "The Fund" below. The Fund's investment manager monitors the liquidity of the Portfolio's investments in Section 4(2) paper on a continuous basis.

The Money Market Portfolio may invest in high quality participation certificates ("certificates") representing undivided interests in trusts that hold a portfolio of receivables from consumer and commercial credit transactions, such as transactions involving consumer revolving credit card accounts or commercial revolving credit loan facilities. The receivables would include amounts charged for goods and services, finance charges, late charges and other related fees and charges. Interest payable on the certificates may be fixed or may be adjusted periodically or "float" continuously according to a formula based upon an objective standard such as the 30-day commercial paper rate. See "The Fund" below for a discussion of "Variable Rate Securities." A trust may have the benefit of a letter of credit from a bank at a level established to satisfy rating agencies as to the credit quality of the assets supporting the payment of principal and interest on the certificates. Payments of principal and interest on the certificates would be dependent upon the underlying receivables in the trust and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of certificates is based primarily upon the value of the receivables held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the trust. The Fund's investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a certificate and in determining whether the certificate is appropriate for investment by the Portfolio. Collection of receivables in the trust may be affected by various social, legal and economic factors affecting the use of credit and repayment patterns, such as changes in consumer protection laws, the rate of inflation, unemployment levels and relative interest rates. It is anticipated that for most publicly offered certificates there will be a liquid secondary market or there may be demand features enabling the Fund to readily sell its certificates prior to maturity to the issuer or a third party. While the Portfolio may invest without limit in certificates, it is currently anticipated that such investments will not exceed 25% of the Portfolio's assets.

GOVERNMENT SECURITIES PORTFOLIO. The Government Securities Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements of such obligations. All securities purchased mature in 12 months or less. Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others have an additional line of credit with the U.S. Treasury, such as those issued by the Federal National Mortgage Association, Farm Credit System and Student Loan Marketing Association. Short-term U.S. Government obligations generally are considered to be the safest short-term investment. The U.S. Government guarantee of the securities owned by the Portfolio, however, does not guarantee the net asset value of its shares, which the Fund seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Repurchase agreements are discussed below.

TAX-EXEMPT PORTFOLIO. The Tax-Exempt Portfolio seeks maximum current income that is exempt from Federal income taxes to the extent consistent with stability of capital. The Portfolio pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations. Under normal market conditions at least 80% of the Portfolio's total assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from Federal income tax ("Municipal Securities"). In compliance with the position of the staff of the Securities and Exchange Commission, the Fund does not consider "private activity" bonds as described in "Dividends and Taxes--Tax-Exempt Portfolio" to be Municipal Securities for purposes of the 80% limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become non-fundamental.

Dividends representing net interest income received by the Tax-Exempt Portfolio on Municipal Securities will be exempt from federal income tax when distributed to the Portfolio's shareholders. Such dividend income may be subject to state and local taxes. See "Dividends and Taxes--Tax-Exempt Portfolio." The Portfolio's assets will consist of Municipal Securities, taxable temporary investments as described below and cash. The Portfolio considers short-term Municipal Securities to be those that mature in one year or less.

The Tax-Exempt Portfolio will invest only in Municipal Securities that at the time of purchase: (a) are rated within the two highest-ratings for Municipal Securities (Aaa or Aa) assigned by Moody's or (AAA or AA) assigned by S&P; (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities acceptable to the Fund's investment manager; (d) have at the time of purchase Moody's short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Fund's investment manager. In addition, the Portfolio limits its investments to securities that meet the quality requirements of Rule 2a-7 under the Investment Company Act of 1940. See "Net Asset Value."

Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Fund are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Among other types of instruments, the Portfolio may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. A more detailed discussion of Municipal Securities and the Moody's and S&P ratings outlined above is contained in the Statement of Additional Information. As indicated under "Dividends and Taxes--Tax-Exempt Portfolio," the Portfolio may invest in short-term "private activity" bonds.

The Tax-Exempt Portfolio may purchase securities that provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Fund's investment adviser revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Portfolio's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Fund's investment manager to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

The Tax-Exempt Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Portfolio an undivided interest in the Municipal Security in the proportion that the Portfolio's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Fund's investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Portfolio. It is anticipated by the Fund's investment manager that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

The Tax-Exempt Portfolio may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Tax-Exempt Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction. See "Net Asset Value."

The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

In seeking to achieve its investment objective, the Tax-Exempt Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio's investment manager. To the extent that the Portfolio's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so concentrated.

From time to time, as a defensive measure or when acceptable short-term Municipal Securities are not available, the Tax-Exempt Portfolio may invest in taxable "temporary investments" that include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P; commercial paper rated in the two highest grades by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Repurchase agreements are discussed below. Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Portfolio is permitted to invest in taxable securities (limited under normal market conditions to 20% of the Portfolio's total assets), it is the Portfolio's primary intention to generate income dividends that are not subject to federal income taxes. See "Dividends and Taxes." For a description of the ratings, see "Appendix--Ratings of Investments" in the Statement of Additional Information.

THE FUND. Each Portfolio may invest in repurchase agreements, which are instruments under which a Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. A Portfolio will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of such Portfolio's net assets valued at the time of the transaction would be invested in such securities.

Each Portfolio may invest in instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Each Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

A Portfolio may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized. No Portfolio will borrow for leverage purposes.

The Fund has adopted for each Portfolio certain investment restrictions that are presented in the Statement of Additional Information and that, together with the investment objective and policies of such Portfolio (except for policies designated as non-fundamental and limited in regard to the Tax-Exempt Portfolio to the policies in the first and third paragraphs under "Tax-Exempt Portfolio" above), cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means with respect to a Portfolio the lesser of the vote of (a) 67% of the shares of such Portfolio present at a meeting where more than 50% of the outstanding shares of the Portfolio are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio.

NET ASSET VALUE


The net asset value per share of each Portfolio is calculated by dividing the total assets of such Portfolio less its liabilities by the total number of its shares outstanding. The net asset value per share of each Portfolio is determined on each day the New York Stock Exchange ("Exchange") is open for trading, at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market Portfolio; at 11:00 a.m., 1:00 p.m., 3:00 p.m. and 8:00 p.m. Chicago time for Government Securities Portfolio and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Fund shares are sold at the net asset value next determined after an order and payment are received in the form described under "Purchase of Shares." Orders received by dealers or other financial services firms prior to the 8:00 p.m. determination of net asset value for the Government Securities Portfolio and received by Zurich Kemper Distributors, Inc. ("ZKDI"), the primary administrator, distributor and principal underwriter for the Funds, prior to the close of its business day can be confirmed at the 8:00 p.m. determination of net asset value for that day. Such transactions are settled by payment of Federal funds in accordance with procedures established by ZKDI. Each Portfolio seeks to maintain its net asset value at $1.00 per share.


Each Portfolio values its portfolio instruments at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, which means that they are valued at their acquisition cost (as adjusted for amortization of premium or accretion of discount) rather than at current market value. Calculations are made to compare the value of each Portfolio's investments valued at amortized cost with market-based values. Market-based valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between a Portfolio's net asset value per share calculated by reference to market-based values and the Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. In order to value its investments at amortized cost, the Portfolios purchase only securities with a maturity of one year or less and maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the Portfolios limit their portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7.

PURCHASE OF SHARES

Shares of each Portfolio of the Fund are sold at net asset value through selected financial services firms, such as broker-dealers and banks ("firms"). Investors must indicate the Portfolio in which they wish to invest. The Fund has established a minimum initial investment for each Portfolio of $1,000 and $100 for subsequent investments, but these minimums may be changed at any time in management's discretion. Firms offering Fund shares may set higher minimums for accounts they service and may change such minimums at their discretion.

The Fund seeks to have its Portfolios as fully invested as possible at all times in order to achieve maximum income. Since each Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Fund has adopted procedures for the convenience of its shareholders and to ensure that each Portfolio receives investable funds.

Orders for purchase of shares of a Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive (i) that day's dividend if effected at or prior to the 1:00 p.m. Chicago time net asset value determination for the Money Market and the Government Securities Portfolio and at or prior to the 11:00 a.m. Chicago time net asset value determination for the Tax-Exempt Portfolio; (ii) the dividend for the next calendar day if effected at the 3:00 p.m. or 8:00 p.m. Chicago time net asset value determination provided such payment is received by 3:00 p.m. Chicago time; or (iii) the dividend for the next business day if effected at the 8:00 p.m. Chicago time net asset value calculation and payment is received after 3:00 p.m. Chicago time on such date for the Government Securities Portfolio. Confirmed share purchases that are effective at the 8:00 p.m. Chicago net asset value determination for the Government Securities Portfolio will receive dividends upon receipt of payment for such transactions in the form of Federal Funds in accordance with the time provisions immediately above. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Chicago time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.



If payment is wired in Federal Funds, the payment should be directed to United Missouri Bank of Kansas City, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to appropriate Fund bank account (CAT Money Market Fund 46: 98-0119-980-3; CAT Government Securities Fund 47: 98-0119-983-8; CAT Tax-Exempt Fund 48: 98-0119-985-4).


CLIENTS OF FIRMS. Firms provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and the confirmation thereof and may arrange with their clients for other investment or administrative services. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than set forth above. Such firms may independently establish and charge additional amounts to their clients for their services, which charges would reduce their clients' yield or return. Firms may also hold Fund shares in nominee or street name as agent for and on behalf of their clients. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation through the Fund's Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to certain conditions or limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus should be read in connection with such firm's material regarding its fees and services.

OTHER INFORMATION. The Fund reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders, without prior notice. The Fund also reserves the right at any time to waive or increase the minimum investment requirements. All orders to purchase shares of a Portfolio are subject to acceptance by the Fund and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the Fund. Share certificates are issued only on request. A $10 service fee will be charged when a check for the purchase of shares is returned because of insufficient or uncollected funds or a stop payment order.


Shareholders should direct their inquiries to the firm from which they received this prospectus or to Zurich Kemper Service Company, the Fund's "Shareholder Service Agent," 811 Main Street, Kansas City, Missouri 64105-2005.

REDEMPTION OF SHARES


GENERAL. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a Portfolio will be redeemed by the Fund at the next determined net asset value. If processed at 3:00 p.m. or 8:00 p.m. (for the Government Securities Portfolio) Chicago time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.



If shares of a Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Fund may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. Shareholders may not use expedited redemption procedures (wire transfer or Redemption Check) until the shares being redeemed have been owned for at least 10 days, and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.


If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Fund may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. THE SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem an account that falls below the minimum investment level, currently $1,000. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Fund redeems the shareholder account.

Firms provide varying arrangements for their clients to redeem Fund shares. Such firms may independently establish and charge additional amounts to their clients for such services.


REGULAR REDEMPTIONS. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Zurich Kemper Service Company, P.O. Box 419153, Kansas City, Missouri 64141-6153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees, or guardians.

TELEPHONE REDEMPTIONS. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors) provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-231-8568. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.



EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 11:00 a.m. Chicago time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.


EXPEDITED REDEMPTIONS BY DRAFT. Upon request, shareholders will be provided with drafts to be drawn on the Fund ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Fund receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Information Form which is available from the Fund or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Fund reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Fund. In addition, firms may impose minimum balance requirements in order to obtain this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Fund.

Unless one signer is authorized on the Account Information Form, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder

Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on the Fund's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificated form. The Fund reserves the right to terminate or modify this privilege at any time.



The Fund may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Fund shares in excess of the value of a Fund account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.


SPECIAL FEATURES

Certain firms that offer shares of the Fund also provide special redemption features through charge or debit cards and checks that redeem Fund shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.


Information about the following special features is contained in the Statement of Additional Information; and further information may be obtained without charge from ZKDI: Tax Sheltered Retirement Programs; Systematic Withdrawal Program; Exchange Privilege and Automated Clearing House Programs.


DIVIDENDS AND TAXES

Dividends are declared daily and paid monthly. Shareholders may select one of the following ways to receive dividends.

1. REINVEST DIVIDENDS at net asset value into additional shares of the same Portfolio. Dividends are normally reinvested on the 21st of each month if a business day, otherwise on the next business day. Dividends will be reinvested unless the shareholder elects to receive them in cash.

2. RECEIVE DIVIDENDS IN CASH, if so requested. Checks will be mailed monthly to the shareholder or any person designated by the shareholder.

The Fund reinvests dividend checks (and future dividends) in shares of the Fund if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

TAXABLE PORTFOLIOS. The Money Market Portfolio and the Government Securities Portfolio each intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Dividends from these Portfolios do not qualify for the dividends received deduction available to corporate shareholders.

TAX-EXEMPT PORTFOLIO. The Tax-Exempt Portfolio intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be liable for Federal income taxes to the extent its earnings are distributed. This Portfolio also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be includable by shareholders in their gross income for Federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income.

Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Tax-Exempt Portfolio are to be treated as interest on private activity bonds in proportion to the interest income the Portfolio receives from private activity bonds, reduced by allowable deductions. For the 1996 calendar year 19% of the net interest income was derived from "private activity bonds."


Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax-preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax-preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders will be required to disclose on their Federal income tax returns the amount of tax-exempt interest earned during the year, including exempt-interest dividends received from the Tax-Exempt Portfolio.

Individuals whose modified income exceeds a base amount will be subject to Federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio, and 50% of Social Security benefits.

The tax exemption of dividends from the Tax-Exempt Portfolio for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Portfolios are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws.

THE FUND. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for Federal income tax purposes. The Fund may adjust its schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in the Code.

Each Portfolio is required by law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

INVESTMENT MANAGER AND SHAREHOLDER SERVICES


INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI"), 222 South Riverside Plaza, Chicago, Illinois 60606, is the investment manager of the Fund and provides the Fund with continuous professional investment supervision. ZKI is one of the largest investment managers in the country and has been engaged in the management of investment funds for more than forty-nine years. ZKI and its affiliates provide investment advice and manage investment portfolios for the Kemper Funds, Zurich Money Funds, affiliated insurance companies and other corporate, pension, profit-sharing and individual accounts representing approximately $80 billion under management including $10 billion in money market fund assets. ZKI and its affiliates act as investment adviser for 32 open-end and seven closed-end investment companies, with 90 separate investment portfolios, representing more than 2.5 million shareholder accounts. The ZKI is an indirect subsidiary of Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management.



The Zurich Insurance Company ("Zurich") had entered into a definitive agreement with Scudder, Stevens & Clark, Inc. ("Scudder") pursuant to which Zurich will acquire approximately 70% of Scudder. Upon completion of the transaction, Scudder will change its name to Scudder Kemper Investments, Inc. ("SKI"), and Zurich Kemper Investments, Inc. ("ZKI") will be operated either as a subsidiary of SKI or as part of SKI. Consummation of the transaction is subject to a number of contingencies. Because the transaction would constitute an assignment of the Funds' investment management agreements with ZKI and, where applicable, Rule 12b-1 agreements under the Investment Company Act of 1940 it is anticipated that ZKI would seek approval of new agreements by the Funds' boards and shareholders. If the contingencies are timely met, the transaction is expected to close in the fourth quarter of 1997. Zurich will own 69.5% of SKI and senior employees of SKI will hold the remaining 30.5%. SKI will be headquartered in New York City and the chief executive officer of SKI will be Edmond D. Villani, Scudder's president and chief executive officer. Mr. Villani will also join Zurich's Corporate Executive Board. A transition team comprised of representatives from ZKI, Zurich, and Scudder has been formed to make recommendations regarding combining the operations of Scudder and ZKI.



Responsibility for overall management of the Fund rests with its Board of Trustees and officers. Professional investment supervision is provided by ZKI. The investment management agreement provides that ZKI shall act as the Fund's investment adviser, manage its investments and provide it with various services and facilities. For the services and facilities furnished to the Money Market, Government Securities and Tax-Exempt Portfolios, the Fund pays ZKI an annual investment management fee, payable monthly, on a graduated basis of .22% of the first $500 million of combined average daily net assets of such Portfolios, .20% of the next $500 million, .175% of the next $1 billion, .16% of the next $1 billion and .15% of combined average daily net assets of such Portfolios over $3 billion. ZKI has agreed to temporarily waive its management fee and absorb operating expenses of each Portfolio to the extent, if any, that they exceed the following percentages of average daily net assets of the Portfolios: Money Market Portfolio (1.00%), Government Securities Portfolio (1.00%) and Tax-Exempt Portfolio (.95%). For this purpose, Portfolio operating expenses do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. Upon notice to the Fund, ZKI may at any time terminate this waiver or absorption of operating expenses. In addition, from time to time, ZKI may voluntarily absorb certain additional operating expenses of the Portfolios. The level of this voluntary expense absorption shall be in ZKI's discretion and is in addition to ZKI's agreement to temporarily absorb certain operating expenses of the Portfolios described above. For its services as investment adviser and manager and for facilities furnished during the fiscal year ended April 30, 1997, ZKI received management fees aggregating .18%, .14% and .07% of the average daily net assets of the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio, respectively, which includes the effect of the fee waiver.



DISTRIBUTOR AND ADMINISTRATOR. Pursuant to an administration, shareholder services and distribution agreement ("distribution agreement"), ZKDI, 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of ZKI, serves as primary administrator, distributor and principal underwriter for the Fund to provide information and services for existing and potential shareholders. The distribution agreement provides that ZKDI shall appoint various financial services firms to provide a cash management service for their customers or clients through the Fund. The firms are to provide such office space and equipment, telephone facilities, personnel and literature distribution as is necessary or appropriate for providing information and services to the firms' clients. For its services under the distribution agreement, ZKDI receives a distribution services fee, payable monthly, at the annual rate of .60% of average daily net assets from the Money Market and Government Securities Portfolios and .50% of average daily net assets from the Tax-Exempt Portfolio. The fee is accrued daily as an expense of the Portfolios. As principal underwriter for the Fund, ZKDI acts as agent of the Fund in the sale of its shares.



ZKDI has related administration services and selling group agreements ("services agreements") with various firms to provide cash management and other services for Fund shareholders. ZKDI normally pays such firms for services at an annual rate of .60% of average daily net assets of those accounts in the Money Market and Government Securities Portfolios that they maintain and service and .50% of average daily net assets of those accounts in the Tax-Exempt Portfolio that they maintain and service. In addition, ZKDI may, from time to time, from its own resources pay certain firms additional amounts for such services including, without limitation, fixed dollar amounts and amounts based upon a percentage of net assets or increased net assets in those Fund accounts that said firms maintain and service. Since the distribution agreement provides for fees that are used by ZKDI to pay for distribution and administration services, the distribution agreement along with the related services agreements and the plan contained therein are approved and reviewed in accordance with Rule 12b-1 under the Investment Company Act of 1940, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.



Since the fee payable to ZKDI under the distribution agreement is based upon percentages of the average daily net assets of the Portfolios as provided above and not upon the actual expenditures of ZKDI, the expenses of ZKDI, which may include overhead expense, may be more or less than the fees received by it under the distribution agreement. For example, during the fiscal year ended April 30, 1997, ZKDI incurred expenses under the distribution agreement of approximately $6,369,000, while it received an aggregate fee under the distribution agreement of $5,929,000. If the distribution agreement is terminated in accordance with its terms, the obligation of the Fund to make payments to ZKDI pursuant to the distribution agreement will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by ZKDI in excess of its fees under the distribution agreement, if for any reason the distribution agreement is terminated in accordance with its terms. Future fees under the distribution agreement may or may not be sufficient to reimburse ZKDI for its cumulative expenses incurred.



ZKDI also has agreements with banking firms to provide administrative and other services, except for certain underwriting or distribution services that banks may be prohibited from providing under the Glass-Steagall Act, for their clients who wish to invest in the Fund. If the Glass-Steagall Act should prevent banking firms from acting in any capacity or providing any of the described services, management will consider what action, if any, is appropriate. Management does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law.



CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Fund. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC also is the Fund's transfer and dividend-paying agent. Pursuant to a services agreement with IFTC, Zurich Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105, an affiliate of ZKI, serves as Shareholder Service Agent of the Fund.


PERFORMANCE

The Fund may advertise several types of performance information including "yield," "effective yield" and, for the Tax-Exempt Portfolio only, "tax equivalent yield." Each of these figures is based upon historical earnings and is not representative of the future performance of a Portfolio. The yield of a Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect. Tax equivalent yield is the yield that a taxable investment must generate in order to equal the Tax-Exempt Portfolio's yield for an investor in a stated Federal income tax bracket (normally assumed to be the maximum tax rate). Tax equivalent yield is based upon, and will be higher than, the portion of the Tax-Exempt Portfolio's yield that is tax-exempt.


The performance of a Portfolio may be compared to that of other money market mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. A Portfolio's performance and its relative size may be compared to other money market mutual funds as reported by IBC/Financial Data, Inc.(R) or Money Market Insight(R), reporting services on money market funds. Investors may want to compare a Portfolio's performance to that of various bank products as reported by BANK RATE MONITORTM, a financial reporting service that weekly publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts or various certificate of deposit indexes. The performance of a Portfolio also may be compared to that of U.S. Treasury bills and notes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. In addition, investors may want to compare a Portfolio's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.


Information may be quoted from publications such as MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR AND REGISTERED REPRESENTATIVE. The Fund may depict the historical performance of the securities in which a Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

Each Portfolio's yield will fluctuate. Shares of the Fund are not insured. Additional information concerning a Portfolio's performance appears in the Statement of Additional Information.

CAPITAL STRUCTURE


The Fund is an open-end, diversified, management investment company, organized as a business trust under the laws of Massachusetts on September 7, 1989. The Fund may issue an unlimited number of shares of beneficial interest in one or more series ("Portfolios"), all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Fund's shares are not currently divided into classes. While only shares of the three previously described Portfolios are presently being offered, the Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of each Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio subject to any preferences, rights or privileges of any classes of shares within the Portfolio. Generally, each class of shares issued by a particular Portfolio would differ as to the allocation of certain expenses of the Portfolio, such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. As of July 7, 1997, Roney & Co. owned more than 25% of the outstanding shares of the Money Market and Government Portfolios; Stifel Nicolaus and Company Inc. owned more than 25% of each Portfolio and each may be deemed a control person of the Portfolio of the Fund. The Fund is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Fund, shareholders may remove trustees. Shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the Investment Company Act of 1940, such as for the election of trustees, or when the Board of Trustees determines that voting by class is appropriate.

CAT 1-8/97               (LOGO)printed on recycled paper


Cash Account
Trust

Prospectus
August 1, 1997

                               CASH ACCOUNT TRUST

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                                                                LOCATION IN STATEMENT OF
                    ITEM NUMBER                                  ADDITIONAL INFORMATION
                   OF FORM N-1A                                 ------------------------
10.  Cover Page...............................    Cover Page
11.  Table of Contents........................    Table of Contents
12.  General Information and History..........    Inapplicable
13.  Investment Objectives and Policies.......    Investment Restrictions; Municipal Securities;
                                                  Appendix--Ratings of Investments
14.  Management of the Fund...................    Investment Manager and Shareholder Services;
                                                  Officers and Trustees
15.  Control Persons and Principal Holders of
     Securities...............................    Officers and Trustees
16.  Investment Advisory and Other Services...    Investment Manager and Shareholder Services; Officers
                                                  and Trustees
17.  Brokerage Allocation and Other
     Practices................................    Portfolio Transactions
18.  Capital Stock and Other Securities.......    Shareholder Rights
19.  Purchase, Redemption and Pricing of
     Securities Being Offered.................    Purchase and Redemption of Shares;
                                                  Dividends Net Asset Value, and Taxes
20.  Tax Status...............................    Dividends, Net Asset Value and Taxes
21.  Underwriters.............................    Investment Manager and Shareholder Services
22.  Calculation of Performance Data..........    Performance
23.  Financial Statements.....................    Financial Statements

                      STATEMENT OF ADDITIONAL INFORMATION
                                 AUGUST 1, 1997

                               CASH ACCOUNT TRUST
               222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606
                                 1-800-231-8568

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Cash Account Trust (the "Fund") dated August 1, 1997. The prospectus may be obtained without charge from the Fund.

                               ------------------

                               TABLE OF CONTENTS

[CAPTION]

                                                              PAGE
Investment Restrictions.....................................  B-1
Municipal Securities........................................  B-3
Investment Manager and Shareholder Services.................  B-4
Portfolio Transactions......................................  B-7
Purchase and Redemption of Shares...........................  B-7
Dividends, Net Asset Value and Taxes........................  B-8
Performance.................................................  B-9
Officers and Trustees.......................................  B-12
Special Features............................................  B-14
Shareholder Rights..........................................  B-16
Appendix--Ratings of Investments............................  B-18



The financial statements appearing in the Fund's 1997 Annual Report to Shareholders are incorporated herein by reference. The Fund's Annual Report accompanies this Statement of Additional Information.


CAT-33 8/96               (LOGO)printed on recycled paper

INVESTMENT RESTRICTIONS

The Fund has adopted for the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio certain investment restrictions which, together with the investment objective and policies of each Portfolio, cannot be changed for a Portfolio without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio.

The Money Market Portfolio and the Government Securities Portfolio individually may not:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's assets would be invested in securities of that issuer.

(2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

(5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6) Write, purchase or sell puts, calls or combinations thereof.

(7) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(8) Invest for the purpose of exercising control or management of another issuer.

(9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.

(11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12) Issue senior securities as defined in the Investment Company Act of 1940.

Additionally, the Money Market Portfolio may not:

(13) Concentrate 25% or more of the value of the Portfolio's assets in any one industry; provided, however, that (a) the Portfolio reserves freedom of action to invest up to 100% of its assets in obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities in accordance with its investment objective and policies and (b) the Portfolio will invest at least 25% of its assets in obligations issued by banks in accordance with its investment objective and policies. However, the Portfolio may, in the discretion of its investment adviser, invest less than 25% of its assets in obligations issued by banks whenever the Portfolio assumes a temporary defensive posture.

The Tax-Exempt Portfolio may not:

(1) Purchase securities if as a result of such purchase more than 25% of the Portfolio's total assets would be invested in any industry or in any one state. Municipal Securities and obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities are not considered an industry for purposes of this restriction.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer. For purposes of this limitation, the Portfolio will regard the entity that has the primary responsibility for the payment of interest and principal as the issuer.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

(5) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6) Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase Municipal Securities subject to Standby Commitments in accordance with its investment objective and policies.

(7) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(8) Invest for the purpose of exercising control or management of another issuer.

(9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships) except that the Portfolio may invest in Municipal Securities secured by real estate or interests therein.

(10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs or leases.

(11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12) Issue senior securities as defined in the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Portfolios did not borrow in the latest fiscal period and have no present intention of borrowing during the coming year as permitted for each Portfolio by investment restriction number 4. In any event, borrowings would only be made as permitted by such restrictions. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development bonds. The Fund has agreed with certain state regulators that, so long as required by any state where the Fund's shares are offered for sale, the Money Market Portfolio and the Government Securities

Portfolio of the Fund, as a non-fundamental policy that may be changed without shareholder vote, individually may not:

(i) Invest more than 5% of the Portfolio's total assets in securities of issuers (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation.

(ii) Invest more than 5% of the Portfolio's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933).

(iii) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

In addition, the Fund has agreed with certain state regulators that, so long as required by any state where the Fund's shares are offered for sale, the Tax-Exempt Portfolio of the Fund, as a non-fundamental policy that may be changed without shareholder vote, may not:

(i) Invest more than 5% of the Portfolio's total assets in industrial development bonds sponsored by companies which with their predecessors have less than three years' continuous operation.

(ii) Invest more than 5% of the Portfolio's total assets in securities restricted as to disposition under the Federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933).

(iii) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

MUNICIPAL SECURITIES

Municipal Securities which the Tax-Exempt Portfolio may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current Federal tax laws place substantial limitations on the size of such issues.

Municipal Securities generally are classified as "general obligation" or "revenue." General obligation notes are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue notes are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds that are Municipal Securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.

Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Tax-Exempt Portfolio may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law that ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

INVESTMENT MANAGER AND SHAREHOLDER SERVICES


INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI") is the Fund's investment manager. ZKI is wholly owned by ZKI Holding Corp. ZKI Holding Corp. is a more than 90% owned subsidiary of Zurich Holding Company of America, Inc., which is a wholly owned subsidiary of Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. Pursuant to the investment management agreement, ZKI acts as the Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The Fund pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. The Fund's expenses generally are allocated among the Portfolios on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Portfolio are charged to that Portfolio.


The investment management agreement provides that ZKI shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZKI in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

The investment management agreement continues in effect from year to year for each Portfolio subject thereto so long as its continuation is approved at least annually by (a) a majority vote of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, cast in person at a meeting called for such purpose, and
(b) by the shareholders of each Portfolio subject thereto or the

Board of Trustees. If continuation is not approved for a Portfolio, the investment management agreement nevertheless may continue in effect for any Portfolio for which it is approved and ZKI may continue to serve as investment manager for the Portfolio for which it is not approved to the extent permitted by the Investment Company Act of 1940. The agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Portfolio subject thereto with respect to that Portfolio, and will terminate automatically upon assignment. Additional Portfolios may be subject to different agreements.


For the services and facilities furnished to the Money Market, Government Securities and Tax-Exempt Portfolios, the Portfolios pay an annual investment management fee, payable monthly, on a graduated basis of .22% of the first $500 million of combined average daily net assets of such Portfolios, .20% of the next $500 million .175% of the next $1 billion, .16% of the next $1 billion and
 .15% of combined average daily net assets of such Portfolios over $3 billion. ZKI has agreed to reimburse the Fund should all operating expenses of the Fund, including the investment management fees of ZKI but excluding taxes, interest, distribution services fees, extraordinary expenses, brokerage commissions or transaction costs and any other properly excludable expenses, exceed the applicable state expense limitations. Currently, there are no state expense limitations in effect. The investment management fee is computed based on average daily net assets of the Portfolios and allocated among the Portfolios based upon the relative net assets of each. Pursuant to the investment management agreement, the Money Market, Government Securities and Tax-Exempt Portfolios paid ZKI fees of $975,000, $483,000 and $69,000 respectively, for the fiscal year ended April 30, 1997; $677,000, $102,000 and $26,000, respectively, for the fiscal year ended April 30, 1996 and $554,000, $114,000 and $65,000, respectively, for the fiscal year ended April 30, 1995. ZKI has agreed to temporarily waive its management fee and absorb certain operating expenses of the Portfolios to the extent described in the prospectus. See "Investment Manager and Shareholder Services" in the prospectus. If the fee waiver had not been in effect ZKI would have received investment management fees from the Money Market, Government Securities and Tax-Exempt Portfolios of $1,150,000, $744,000 and $212,000, respectively for the fiscal year ended April 30, 1997, and $891,000, $386,000 and $153,000, respectively, for the fiscal year ended April 30, 1996 and $621,000, $188,000 and $107,000 respectively for the fiscal year ended April 30, 1995. ZKI waived or absorbed operating expenses for the Money Market, Government Securities and Tax-Exempt Portfolios of $175,000, $261,000 and $143,000, respectively for the year ended April 30, 1997; $214,000, $288,000 and $139,000, respectively, for the fiscal year ended April 30, 1996; and $173,000, $129,000 and $82,000, respectively, for the fiscal year ended April 30, 1995.



Certain officers or trustees of the Fund are also directors or officers of ZKI and of ZKDI as indicated under "Officers and Trustees."



DISTRIBUTOR AND ADMINISTRATOR. Pursuant to an administration, shareholder services and distribution agreement ("distribution agreement"), ZKDI serves as primary administrator and principal underwriter for the Fund to provide information and services for existing and potential shareholders. The distribution agreement provides that ZKDI shall appoint various firms to provide cash management services for their customers or clients through the Fund. The firms are to provide such office space and equipment, telephone facilities, personnel and literature distribution as is necessary or appropriate for providing information and services to the firms' clients. For its services under the distribution agreement, the Fund pays ZKDI a distribution services fee, payable monthly, at the annual rate of .60% of average daily net assets with respect to the Money Market and Government Securities Portfolios and .50% of average daily net assets with respect to the Tax-Exempt Portfolio. Expenditures by ZKDI on behalf of the Portfolios need not be made on the same basis that such fees are allocated. The fees are accrued daily as an expense of the Portfolios.



As principal underwriter for the Fund, ZKDI acts as agent of the Fund in the sale of its shares. ZKDI pays all its expenses under the distribution agreement including, without limitation, services fees to firms. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and ZKDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. ZKDI also pays for supplementary sales literature and advertising costs.

ZKDI has related administration services and selling group agreements ("services agreements") with various firms to provide cash management and other services for Fund shareholders. Such services and assistance may include, but may not be limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Fund shares of client account balances, answering routine inquiries regarding the Fund, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. ZKDI also may provide some of the above services for the Fund. ZKDI normally pays such firms for services at a maximum annual rate of .60% of average daily net assets of those accounts in the Money Market and Government Securities Portfolios that they maintain and service and .50% of average daily net assets of those accounts in the Tax-Exempt Portfolio that they maintain and service. ZKDI in its discretion may pay certain firms additional amounts. During the fiscal year ended April 30, 1997, the Money Market, Government Securities and Tax-Exempt Portfolios paid distribution services fees of $3,287,000, $2,127,000 and $500,000, respectively. Of such amounts, ZKDI remitted pursuant to related services agreements $5,929,000 as service fees to firms. During the fiscal year ended April 30, 1997, ZKDI incurred underwriting, distribution and administrative expenses in the approximate amounts noted: service fees to firms ($5,929,000); advertising and literature ($0); prospectus printing ($0); marketing and sales expenses ($440,000) and other expenses ($0); for a total of $6,369,000. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense.


The distribution agreement and the related services agreements with firms constitute the Rule 12b-1 plan of the Fund. Rule 12b-1 under the Investment Company Act of 1940 regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.

The distribution agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. The agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Fund or by KDI upon six months' notice. Termination by the Fund may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Fund as defined under the Investment Company Act of 1940. The distribution agreement may not be amended to increase the fee to be paid by the Fund without approval by a majority of the outstanding voting securities of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The Portfolios of the Fund will vote separately with respect to the distribution agreement.


CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Fund. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. Pursuant to a services agreement with IFTC, Zurich Kemper Service Company ("ZKSvC"), an affiliate of ZKI, serves as "Shareholder Service Agent." IFTC receives, as transfer agent, and pays to ZKSvC annual account fees of a maximum of $13 per account plus out-of-pocket expense reimbursement. During the fiscal year ended April 30, 1997, IFTC remitted shareholder service fees in the amount of $1,348,000 to ZKSvC as Shareholder Service Agent.


INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


LEGAL COUNSEL. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel for the Fund.

PORTFOLIO TRANSACTIONS


Portfolio transactions are undertaken principally to pursue the objective of each Portfolio in relation to movements in the general level of interest rates, to invest money obtained from the sale of Fund shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Fund shares. This may increase or decrease the yield of a Portfolio depending upon management's ability to correctly time and execute such transactions. Since a Portfolio's assets are invested in securities with short maturities, its portfolio will turn over several times a year. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, each Portfolio's portfolio turnover rate for reporting purposes will be zero.



ZKI and its affiliates furnish investment management services for the Kemper Funds and other clients including affiliated insurance companies. These entities may share some common research and trading facilities. At times investment decisions may be made to purchase or sell the same investment security for a Portfolio and for one or more of the other clients of ZKI or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.



ZKI, in effecting purchases and sales of portfolio securities for the account of each Portfolio, will implement the Fund's policy of seeking the best execution of orders. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of the firm's professional services which include execution, financial responsibility, responsiveness clearance procedures, wire service quotations and statistical and other research information provided to the Fund and ZKI and its affiliates. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients including clients of ZKI and its affiliates. The Fund expects that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. There are normally no brokerage commissions paid by the Fund for such purchases. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked prices.


PURCHASE AND REDEMPTION OF SHARES

Shares of a Portfolio are sold at their net asset value next determined after an order and payment are received in the form described in the Fund's prospectus. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. The Fund may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or ZKI and its affiliates. An investor wishing to open an account should use the Account Information Form available from the Fund or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the

Fund will pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees deems fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition could incur certain transaction costs. Such a redemption would not be so liquid as a redemption entirely in cash. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares of a Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder of record.

DIVIDENDS, NET ASSET VALUE AND TAXES

DIVIDENDS. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of the Portfolio at the net asset value normally on the 21st day of each month if a business day, otherwise on the next business day. The Fund will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Fund dividends invested without sales charge in shares of another Kemper Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features--Exchange Privilege" for a list of such other Kemper Mutual Funds. To use this privilege of investing Fund dividends in shares of another Kemper Mutual Fund, shareholders must maintain a minimum account value of $1,000 in this Fund and must maintain a minimum account value of $1,000 in the fund in which dividends are reinvested.

Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of
(a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of the Fund are accrued each day. While each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which Investors Fiduciary Trust Company acts as trustee will be sent quarterly.

NET ASSET VALUE. As described in the prospectus, each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of a Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of
 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

TAXES. Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund portfolio which distributes exempt-interest dividends during the year is not deductible for Federal income tax purposes. Further, the Tax-Exempt Portfolio may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by the Tax-Exempt Portfolio or are "related persons" to such users; such persons should consult their tax advisers before investing in the Tax-Exempt Portfolio.

The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's "modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio, may be includible in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

PERFORMANCE

As reflected in the prospectus, the historical performance calculation for a Portfolio may be shown in the form of "yield," "effective yield" and, for the Tax-Exempt Portfolio only, "tax equivalent yield." These various measures of performance are described below. ZKI has agreed to temporarily absorb certain operating expenses of the Portfolios to the extent described in the prospectus. Without this expense absorption, the performance results noted herein would have been lower.


Each Portfolio's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. For the seven day period ended April 30, 1997, the Money Market Portfolio's yield was 4.71%; the Government Securities Portfolio's yield was 4.78%; and the Tax-Exempt Portfolio's yield was 3.39%.



Each Portfolio's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)(365,7) - 1. For the seven-day period ended April 30, 1997, the Money Market Portfolio's effective yield was 4.82%; the Government Securities Portfolio's effective yield was 4.90%; and the Tax-Exempt Portfolio's effective yield was 3.45%.



The tax equivalent yield of the Tax-Exempt Portfolio is computed by dividing that portion of the Portfolio's yield (computed as described above) which is tax-exempt by (one minus the stated Federal income tax rate) and adding the product to that portion, if any, of the yield of the Portfolio that is not tax-exempt. Based upon an assumed marginal Federal income tax rate of 37.1% and the Tax-Exempt Portfolio's yield computed as described above for the seven-day period ended April 30, 1997, the Tax-Exempt Portfolio's tax equivalent yield for the period was 5.48%. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.


Each Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio with that of their competitors. Past performance cannot be a guarantee of future results.

As indicated in the prospectus (see "Performance"), the performance of the Fund's Portfolios may be compared to that of other mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. A Portfolio's performance also may be compared to other money market funds as reported by IBC Financial Data, Inc. Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. As reported by IBC, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results would be effective annual yields assuming reinvestment of dividends.

Lipper and IBC Financial Data, Inc. reported the following results for the Money Market Portfolio and the Government Securities Portfolio.

LIPPER ANALYTICAL SERVICES, INC.         IBC FINANCIAL DATA, INC.


                                     MONEY MARKET                                                                       AVERAGE
                                     PORTFOLIO'S                                                                         YIELD
                                      RANKING VS                                                    MONEY             ALL TAXABLE
                                     MONEY MARKET                                                  MARKET                MONEY
                                      INSTRUMENT                                                 PORTFOLIO'S            MARKET
      PERIOD ENDED 4/30/97              FUNDS                           PERIOD                      YIELD                FUNDS
      --------------------           ------------                       ------                   -----------          -----------
3 Months.........................   211 out of 307       30 Days ended 4/30/97................        4.71%                4.94%
1 Month..........................   186 out of 307       7 Days ended 4/30/97.................        4.83                 5.08


                                               GOVERNMENT
                                               SECURITIES                                                      GOVERNMENT
                                         PORTFOLIO'S RANKING VS                                                SECURITIES
                                            U.S. GOVERNMENT                                                    PORTFOLIO'S
         PERIOD ENDED 4/30/97              MONEY MARKET FUNDS                         PERIOD                      YIELD
         --------------------            ----------------------                       ------                   -----------
3 Months..............................            77 out of 115       30 Days ended 4/30/97.................        4.74%
1 Month...............................            52 out of 115       7 Days ended 4/29/97..................        4.91

                                          AVERAGE
                                           YIELD
                                        ALL TAXABLE
                                        GOVERNMENT
         PERIOD ENDED 4/30/97           MONEY FUNDS
         --------------------           -----------
3 Months..............................       4.75%
1 Month...............................       4.87


The following investment comparisons are based upon information reported by Lipper and IBC Financial Data, Inc. In the comparison of the Tax-Exempt Portfolio's performance to the IBC Financial Data, Inc. Average Yield for All Taxable Money Market Funds and to the Lipper Money Market Instrument Funds Average, the performance of that Portfolio has been adjusted on a taxable equivalent basis assuming a marginal Federal tax rate of 37.1% (see "Tax-Exempt versus Taxable Yield" below for more information concerning taxable equivalent performance).

LIPPER ANALYTICAL SERVICES, INC.         IBC FINANCIAL DATA, INC.


                                         TAX-EXEMPT                                                             AVERAGE
                                   PORTFOLIO'S RANKING VS                                                      YIELD ALL
                                      TAX-EXEMPT MONEY                                          TAX-EXEMPT   TAX-FREE MONEY
       PERIOD ENDED 4/30/97             MARKET FUNDS                       PERIOD               PORTFOLIO     MARKET FUNDS
       --------------------        ----------------------                  ------               ----------   --------------
3 Months..........................   108 out of 139          30 Days ended 4/30/97.............    2.93%          3.17%
1 Month...........................   102 out of 139          7 Days ended 4/29/97..............    3.34           3.63



                                        LIPPER                    LIPPER                                            AVERAGE
                                      TAX-EXEMPT   TAX-EXEMPT     MONEY                               TAX-EXEMPT   YIELD ALL
                                        MONEY      PORTFOLIO      MARKET                              PORTFOLIO     TAXABLE
                                        MARKET      TAXABLE     INSTRUMENT                             TAXABLE       MONEY
      PERIOD ENDED       TAX-EXEMPT      FUND      EQUIVALENT     FUNDS                               EQUIVALENT     MARKET
        4/30/97          PORTFOLIO     AVERAGE      BASIS**      AVERAGE              PERIOD           BASIS**       FUNDS
      ------------       ----------   ----------   ----------   ----------            ------          ----------   ---------
1 Month*................    .24%         .26%         .45%         .39%      30 Days ended 4/30/97...    4.66%        4.94%
                                                                             7 Days ended
                                                                             4/29/97***..............    5.31         5.08


---------------

  * These results are not annualized.
 ** Source: ZKI (not reported in IBC or Lipper).

*** Yield shown for taxable funds is for the 7 days ended 4/30/97.


A Portfolio's performance also may be compared on a before or after-tax basis to various bank products, including the average rate of bank and thrift institution money market deposit accounts, interest bearing checking accounts and 6-month maturity certificates of deposit as reported in the BANK RATE MONITOR National IndexTM of 100 leading bank and thrift institutions as published by the BANK RATE MONITORTM, N. Palm Beach, Florida 33408. The rates published by the BANK RATE MONITOR National IndexTM are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 large bank and thrifts in the top ten Consolidated Standard Metropolitan Statistical Areas. With respect to money market deposit accounts and interest bearing checking accounts, account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited checkwriting while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Generally, the rates offered for these products take market conditions and competitive product yields into consideration when set. Bank products represent a taxable alternative income producing product. Bank and thrift institution account deposits may be insured. Shareholder accounts in the Fund are not insured. Bank passbook savings accounts share some liquidity features with money market mutual fund accounts but they may not offer all of the features available from a money market mutual fund, such as checkwriting. Bank passbook savings accounts normally offer a fixed rate of interest, while the yield of each Portfolio of the Fund fluctuates. Bank checking accounts normally do not pay interest but share some liquidity features with money market mutual fund accounts (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity normally will be subject to a penalty. In contrast, shares of a Portfolio are redeemable at the net asset value (normally $1.00 per share) next determined after a request is received, without charge.

Investors also may want to compare a Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. Each Portfolio's yield will fluctuate. Also, while each Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.

TAX-EXEMPT VERSUS TAXABLE YIELD. You may want to determine which investment--tax-exempt or taxable--will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Tax-Exempt Portfolio may generate. Both tables are based upon current law as to the 1997 tax rate schedules.



TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS UNDER
                                    $121,200


--------------------------------------------------------------------------------

TAXABLE INCOME                             YOUR
                                         MARGINAL          A TAX-EXEMPT YIELD OF:
                                       FEDERAL TAX    2%    3%    4%    5%    6%    7%
                                                      IS EQUIVALENT TO A TAXABLE YIELD
SINGLE              JOINT                  RATE                      OF:
----------------------------------------------------------------------------------------
$24,650 - $59,750   $41,200 - $99,600     28.0%      2.78  4.17  5.56  6.94  8.33   9.72
----------------------------------------------------------------------------------------
Over $59,750        Over $99,600           31.0      2.90  4.35  5.80  7.25  8.70  10.14
========================================================================================



 TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS OVER
                                   $121,200*


--------------------------------------------------------------------------------

TAXABLE INCOME                                 YOUR
                                             MARGINAL           A TAX-EXEMPT YIELD OF:
                                           FEDERAL TAX    2%    3%    4%    5%    6%     7%
SINGLE                JOINT                    RATE      IS EQUIVALENT TO A TAXABLE YIELD OF:
---------------------------------------------------------------------------------------------
$ 59,750 - $124,650   $ 99,600 - $151,750     31.9%      2.94  4.41  5.87  7.34   8.81  10.28
---------------------------------------------------------------------------------------------
$124,650 - $271,050   $151,750 - $271,050      37.1      3.18  4.77  6.36  7.95   9.54  11.13
---------------------------------------------------------------------------------------------
Over $271,050         Over $271,050            40.8      3.38  5.07  6.76  8.45  10.14  11.82
=============================================================================================


---------------

 * This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $121,200. For a married couple with adjusted gross income between $181,800 and $304,300 (single between $121,200 and $243,700), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100% - 38.5%)).


OFFICERS AND TRUSTEES


The officers and trustees of the Fund, their birthdates, their principal occupations and their affiliations, if any, with ZKI and ZKDI, are as follows (the number following each person's title is the number of investment companies managed by ZKI ("Kemper Managed Funds") for which he or she holds similar positions):



DAVID W. BELIN (6/20/28), Trustee (26), 2000 Financial Center, 7th and Walnut, Des Moines, Iowa; Member, Belin Harris Lamson McCormick Zumbach Flynn P.C. (attorneys).



LEWIS A. BURNHAM (1/8/33), Trustee (26), 16410 Avila Boulevard, Tampa, Florida; Director, Management Consulting Services, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation.



DONALD L. DUNAWAY (3/8/37), Trustee (26), 7515 Pelican Bay Blvd., Naples, Florida; Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer).



ROBERT B. HOFFMAN (12/11/36), Trustee (26), 800 North Lindbergh Boulevard, St. Louis, Missouri; Senior Vice President and Chief Financial Officer, Monsanto Company (chemical products); formerly, Vice

President, FMC Corporation (manufacturer of machinery and chemicals); prior thereto, Director, Executive Vice President and Chief Financial Officer, Staley Continental, Inc. (food products).


DONALD R. JONES (1/17/30), Trustee (26), 1776 Beaver Pond Road, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.



DOMINIQUE P. MORAX (10/2/48), Trustee*(39), 222 South Riverside Plaza, Chicago, Illinois; Chief Executive Officer and Chief Investment Officer, ZIMI, Director, ZKI.



SHIRLEY D. PETERSON (9/3/41), Trustee (26), 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice.



WILLIAM P. SOMMERS (7/22/33), Trustee (26), 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm) (retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.



STEPHEN B. TIMBERS (8/8/44), President and Trustee*(39), 222 South Riverside Plaza, Chicago, Illinois; President, Chief Executive Officer, Chief Investment Officer and Director, ZKI; Director, ZKDI, Dreman Value Advisors, Inc. and LTV Corporation.



CHARLES R. MANZONI, JR. (1/23/47), Vice President*(39), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Secretary and General Counsel of ZKI; Secretary, ZKI Holding Corp.; Secretary, ZKI Agency, Inc.; formerly, Partner, Gardner, Carton & Douglas (attorneys).



PHILIP J. COLLORA (11/15/45), Vice President and Secretary*(39), 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, ZKI.



JEROME L. DUFFY (6/29/36), Treasurer*(39), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.



JOHN E. NEAL (3/9/50), Vice President*(39), 222 South Riverside Plaza, Chicago, Illinois; President, Kemper Funds Group, a unit of ZKI; Director, ZKI, Dreman Value Advisors, Inc. and ZKDI.



ROBERT C. PECK, JR. (10/1/46), Vice President(39), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President and Chief Investment Officer, ZKI.



FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*(9), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.



JOHN W. STUEBE (1/7/49), Vice President*(2), 222 South Riverside Plaza, Chicago, Illinois; First Vice President, ZKI and ZKDI.



ELIZABETH C. WERTH (10/1/47), Assistant Secretary*(32), 222 South Riverside Plaza, Chicago, Illinois; Vice President and Director of State Registrations, ZKI and ZKDI.


* Interested persons as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Fund's fiscal year ended April 30, 1997 and the total compensation that Kemper Managed Funds paid to each trustee during the calendar year 1996.



                                                                                TOTAL COMPENSATION
                                                                 AGGREGATE        KEMPER MANAGED
                                                                COMPENSATION           FUNDS
                      NAME OF TRUSTEE                            FROM FUND      PAID TO TRUSTEES(2)
                      ---------------                           ------------    -------------------
David W. Belin(1)...........................................       $4,000            $143,400
Lewis A. Burnham............................................        3,000              88,800
Donald L. Dunaway(1)........................................        3,700             141,200
Robert B. Hoffman...........................................        3,400              92,100
Donald R. Jones.............................................        3,500              92,100
Shirley D. Peterson.........................................        3,400              89,800
William P. Sommers..........................................        3,200              87,500


---------------

(1) Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Fund. Deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds--Zurich Money Market Fund. Total deferred fees and interest accrued for the latest and all prior fiscal years are $12,100 for Mr. Belin and $12,700 for Mr. Dunaway from Cash Account Trust.



(2) Includes compensation for service on the Boards of 26 Kemper funds with 40 fund portfolios. Each trustee currently serves as trustee of 26 Kemper Funds with 46 fund portfolios.



On July 7, 1997, the officers and trustees of the Fund, as a group, owned less than 1% of the then outstanding shares of each Portfolio. No person owned of record 5% or more of the outstanding shares of any class of any Fund, except the persons indicated in the chart below:



                      NAME AND ADDRESS                        % OWNED         PORTFOLIO
                      ----------------                        -------         ---------
Roney & Co. ................................................   35.30%   Money Market
1 Griswold                                                     50.83    Government Securities
Detroit, MI 48226                                              23.06    Tax-Exempt
Stifel Nicolaus and Company Inc. ...........................   48.72    Money Market
500 N. Broadway                                                30.86    Government Securities
St. Louis, MO 63102                                            28.98    Tax-Exempt
DST Systems, Inc. ..........................................    5.80    Money Market
127 W. 10th Street
Kansas City, MO 64105
May Financial Corp. ........................................    7.09    Government Securities
8333 Douglas Ave.
Dallas, TX 75225


SPECIAL FEATURES

EXCHANGE PRIVILEGE. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Fund, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper

Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Dreman Fund, Inc., Kemper Value+Growth Fund, Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund and Kemper Aggressive Growth Fund ("Kemper Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Kemper Mutual Fund in excess of $1,000,000 (except Zurich Yieldwise Money Fund and Kemper Cash Reserves Fund) acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with ZKDI with respect to such funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.



The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in expediting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from financial services firms or ZKDI. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days' prior written notice of any termination or material change will be provided.



SYSTEMATIC WITHDRAWAL PROGRAM. An owner of $5,000 or more of a Portfolio's shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by the Fund and may be terminated at any time by the shareholder or the Fund. Firms provide varying arrangements for their clients to redeem Fund shares on a periodic basis. Such firms may independently establish minimums for such services.

TAX-SHELTERED RETIREMENT PROGRAMS. The Shareholder Service Agent provides retirement plan services and documents and ZKDI can establish your account in any of the following types of retirement plans:


- Individual Retirement Accounts (IRAs) trusteed by Investors Fiduciary Trust Company ("IFTC"). This includes Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

- 403(b) Custodial Accounts also trusteed by IFTC. This type of plan is available to employees of most non-profit organizations.

- Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by IFTC describe the current fees payable to IFTC for its services as trustee. Investors should consult with their own tax advisers before establishing a retirement plan.


ELECTRONIC FUNDS TRANSFER PROGRAMS. For your convenience, the Fund has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Fund for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your Fund account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Fund. Shareholders should contact Zurich Kemper Service Company at 1-800-621-1048 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Fund.


SHAREHOLDER RIGHTS

The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund (or any Portfolio or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by ZKI remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

APPENDIX--RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

A-1, A-2, PRIME-1, PRIME-2 AND DUFF 1, DUFF 2 COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

MIG-1 AND MIG-2 MUNICIPAL NOTES

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

          STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

                        DUFF & PHELP'S INC. BOND RATINGS

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Cash Account Trust                                       2

----------------------------------------------------------
                            MONEY MARKET PORTFOLIO
Investments at April 30, 1997
(Value in thousands)

----------------------------------------------------------

Corporate Obligations                                Value
BANKING--6.4%
----------------------------------------------------------
(a)Bankers Trust New York Corp.
  5.69%, 5/1/97                                   $ 12,996
----------------------------------------------------------
Credit Lyonnais N.A. Inc.
  5.80%, 7/22/97                                    14,805
----------------------------------------------------------
Sumitomo Bank Capital Markets, Inc.
  5.54%, 5/12/97                                     9,983
----------------------------------------------------------
                                                    37,784
BUSINESS LOANS--19.5%
----------------------------------------------------------
Heller Financial, Inc.
  5.85%, 7/14/97                                     9,881
----------------------------------------------------------
International Securitization Corp.
  5.68%, 6/23/97                                    14,876
----------------------------------------------------------
Jet Funding Corp.
  5.82%, 7/31/97                                    14,783
----------------------------------------------------------
National Fleet Funding Corp.
  5.42%, 5/13/97                                    14,973
----------------------------------------------------------
Preferred Receivables Funding Corp.
  5.68%, 5/8/97                                      9,989
----------------------------------------------------------
Sigma Finance, Inc.
  5.68%, 6/16/97                                    14,892
----------------------------------------------------------
Strategic Asset Funding Corp.
  5.83%, 6/30/97                                    14,856
----------------------------------------------------------
WCP Funding Inc.
  5.65%, 6/2/97                                      9,950
----------------------------------------------------------
Working Capital Management Co., L.P.
  5.72%, 6/10/97                                     9,937
----------------------------------------------------------
                                                   114,137
CAPITAL AND EQUIPMENT LENDING--9.6%
----------------------------------------------------------
BTM Capital Corp.
  5.82%, 7/15/97                                    14,821
----------------------------------------------------------
(a)Caterpillar Financial Services Corp.
  5.63%, 5/28/97                                    15,000
----------------------------------------------------------
SRD Finance Inc.
  5.72%, 6/19/97                                    14,884
----------------------------------------------------------
(a)Sanwa Business Credit Corp.
  5.71%, 5/16/97                                    11,499
----------------------------------------------------------
                                                    56,204
CAPTIVE BUSINESS LENDING--2.9%
----------------------------------------------------------
(a)(b) Capital One Funding Corp.
  5.70%, 5/7/97                                      8,868
----------------------------------------------------------
(a)FINOVA Capital Corp.
  5.77%, 5/15/97                                     8,000
----------------------------------------------------------
                                                    16,868

Corporate Obligations                             Value
CONSUMER LENDING--6.5%
----------------------------------------------------------
Barton Capital Corp.
  5.69%, 5/15/97                                  $ 14,967
----------------------------------------------------------
(a)Federal National Mortgage Association
  5.68%, 5/6/97                                      4,963
----------------------------------------------------------
(a)Household International, Inc.
  5.67%, 5/27/97                                     5,001
----------------------------------------------------------
Sears Roebuck Acceptance Corp.
  5.66%, 6/9/97                                     12,921
----------------------------------------------------------
                                                    37,852
DIVERSIFIED FINANCE--6.8%
----------------------------------------------------------
(a)CIT Group Holdings, Inc.
  5.62%, 5/1/97                                     14,697
----------------------------------------------------------
Dynamic Funding Corp.
  5.80%, 7/7/97                                      9,894
----------------------------------------------------------
STRAIT Capital Corp.
  5.53%, 5/15/97                                    14,968
----------------------------------------------------------
                                                    39,559
FINANCIAL SERVICES--14.0%
----------------------------------------------------------
(a)Bear Stearns Companies Inc.
  5.69% - 5.72%, 5/6/97 - 5/19/97                   18,000
----------------------------------------------------------
(a)Goldman, Sachs Group, L.P.
  5.70%, 5/18/97                                    13,000
----------------------------------------------------------
(a)(b)Lehman Brothers Holdings Inc.
  5.75%, 5/21/97                                    18,000
----------------------------------------------------------
(a)Merrill Lynch & Co., Inc.
  5.65%, 5/19/97                                    12,998
----------------------------------------------------------
Nomura Holding America Inc.
  5.84%, 7/16/97                                     9,879
----------------------------------------------------------
(a)Salomon Inc.
  5.89%, 5/7/97                                     10,000
----------------------------------------------------------
                                                    81,877
HEALTH CARE--1.7%
----------------------------------------------------------
Columbia/HCA Healthcare Corp.
  5.68%, 6/17/97                                     9,927
----------------------------------------------------------
STATE OBLIGATION--.4%
----------------------------------------------------------
(a)Texas, General Obligation
  5.63%, 5/7/97                                      2,255
----------------------------------------------------------

Cash Account Trust                                      3
---------------------------------------------------------
                            MONEY MARKET PORTFOLIO
Investments at April 30, 1997
(Value in thousands)

---------------------------------------------------------

                                                     Value
UTILITIES--8.1%
----------------------------------------------------------
Brazos River Authority, Texas
  5.67%, 6/6/97                                   $  8,000
----------------------------------------------------------
Frontier Corp.
  5.53%, 5/16/97                                    14,966
----------------------------------------------------------
Gulf Coast Waste Authority, Texas
  5.43%, 5/7/97                                     14,223
----------------------------------------------------------
New Hampshire
Industrial Development Authority
  5.67%, 6/6/97                                     10,000
----------------------------------------------------------
                                                    47,189
----------------------------------------------------------

TOTAL CORPORATE OBLIGATIONS--75.9%
(average maturity: 32 days)                        443,652
----------------------------------------------------------
CERTIFICATES OF DEPOSIT
(a)AmSouth Bank of Alabama
  5.59%, 5/7/97                                     13,996
----------------------------------------------------------
Bayerische Landesbank
  5.72%, 7/24/97                                     9,999
----------------------------------------------------------
(a)Key Bank, N.A.
  5.64%, 5/1/97                                      9,998
----------------------------------------------------------
MBNA America Bank N.A.
  5.75%, 7/21/97                                    10,000
----------------------------------------------------------
(a)Morgan Guaranty Trust
  5.63%, 5/1/97                                      9,996
----------------------------------------------------------
(a)Old Kent Bank
  5.70%, 5/1/97                                     18,000
----------------------------------------------------------
(a)PNC Bank, N.A.
  5.62%, 5/1/97                                      9,995
----------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT--14.0%
(average maturity: 21 days)                         81,984
----------------------------------------------------------

                                                     Value

(C)REPURCHASE AGREEMENTS
(Dated 4/97, collateralized by Federal Home Loan
Mortgage Corp. and Federal National Mortgage
Association securities)
----------------------------------------------------------
Nomura Securities International, Inc.
(held at The Bank of New York)
  5.57% - 5.65%, 5/21/97 - 6/27/97                $ 40,000
----------------------------------------------------------
Salomon Brothers Inc.
(held at The Bank of New York)
  5.65%, 6/11/97                                    25,000
----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--11.1%
(average maturity: 42 days)                         65,000
----------------------------------------------------------

TOTAL INVESTMENTS--101.0%
(average maturity: 32 days)                        590,636
----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(1.0%)              (5,689)
----------------------------------------------------------

NET ASSETS--100%                                  $584,947
==========================================================

See accompanying Notes to Portfolios of Investments.

 Cash Account Trust                                      4

----------------------------------------------------------
                       GOVERNMENT SECURITIES PORTFOLIO

Investments at April 30, 1997
(Value in thousands)

----------------------------------------------------------

Short-Term Notes                                    Value
(Issued or guaranteed by U.S. Government agencies
or instrumentalities)
-----------------------------------------------------------
(a)Export-Import Bank of the United States
  Kuwait Investment Authority
    5.92%, 5/15/97                                 $  6,498
-----------------------------------------------------------
Federal Home Loan Bank
(a)    5.51%, 5/2/97 - 5/27/97                       11,198
    5.99%, 9/18/97                                    2,999
-----------------------------------------------------------
Federal Home Loan Mortgage Corp.
    6.16%, 9/1/97                                     2,856
-----------------------------------------------------------
Federal National Mortgage Association
(a)    5.53% - 5.68%, 5/3/97 - 5/6/97                27,353
    5.76% - 6.10%, 7/25/97 - 9/3/97                  11,066
-----------------------------------------------------------
(a)Overseas Private Investment Corp.
  Omolon
    5.66%, 5/6/97                                    26,000
-----------------------------------------------------------
(a)Student Loan Marketing Association
    5.55% - 5.62%, 5/6/97 - 6/30/97                  96,666
-----------------------------------------------------------

TOTAL SHORT-TERM NOTES--33.9%
(average maturity: 16 days)                         184,636
-----------------------------------------------------------

(c)REPURCHASE AGREEMENTS
(Dated 3/97 and 4/97, collateralized by Federal
Home Loan Mortgage Corp., Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
securities)
-----------------------------------------------------------
Bear, Stearns & Co. Inc.
    5.66% - 5.75%, 5/7/97 - 7/2/97                   50,000
-----------------------------------------------------------
CS First Boston Inc.
(held at The Chase Manhattan Bank)
    5.58%, 5/1/97                                    20,000
-----------------------------------------------------------

Short-Term Notes                                    Value
Chase Securities, Inc.
(held at The Chase Manhattan Bank)
    5.55%, 5/1/97                                  $ 20,000
-----------------------------------------------------------
Goldman, Sachs & Co.
(held at The Bank of New York)
    5.40% - 5.45%, 5/2/97 - 5/5/97                   21,000
-----------------------------------------------------------
Lehman Government Securities Inc.
(held at The Chase Manhattan Bank)
    5.48%, 5/7/97                                    23,000
-----------------------------------------------------------
Merrill Lynch Government Securities, Inc.
(held at The Chase Manhattan Bank)
    5.43%, 5/5/97                                    22,000
-----------------------------------------------------------
Morgan Stanley & Co. Inc.
(held at The Bank of New York)
    5.59% - 5.68%, 6/11/97 - 7/30/97                 80,000
-----------------------------------------------------------
Nomura Securities International, Inc.
(held at The Bank of New York)
    5.55% - 5.60%, 5/14/97 - 5/21/97                 77,000
-----------------------------------------------------------
Salomon Brothers Inc.
(held at The Bank of New York)
    5.65% - 5.73%, 6/18/97 - 7/15/97                 76,000
-----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--71.4%
(average maturity: 29 days)                         389,000
-----------------------------------------------------------

TOTAL INVESTMENTS--105.3%
(average maturity: 25 days)                         573,636
-----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(5.3)%              (29,135)
-----------------------------------------------------------

NET ASSETS--100%                                   $544,501
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Account Trust                                    5

---------------------------------------------------------

                             TAX-EXEMPT PORTFOLIO
Investments at April 30, 1997
(Value in thousands)

---------------------------------------------------------

(a)Variable Rate Demand Securities                Value
ARIZONA
---------------------------------------------------------
Apache County
Industrial Development Authority
    4.50%                                        $  6,000
---------------------------------------------------------
Health Facilities Authority
    4.55%                                           2,000
---------------------------------------------------------
Maricopa County
Pollution Control Corp.
    4.60%                                           2,600
CALIFORNIA
---------------------------------------------------------
Los Angeles
Harbor Improvement Corp.
    4.70%                                           6,500
---------------------------------------------------------
Sacramento County
Housing Authority
    4.70%                                           3,400
DISTRICT OF COLUMBIA
---------------------------------------------------------
General Obligation
    4.15%                                           1,100
FLORIDA
---------------------------------------------------------
Alachua County
Health Facilities Authority
    4.50%                                           3,800
---------------------------------------------------------
Dade County
Health Facilities Authority
    4.40%                                           1,600
ILLINOIS
---------------------------------------------------------
Development Finance Authority
    5.00%                                           2,000
---------------------------------------------------------
Elgin
Judson College Project
    4.65%                                           4,000
---------------------------------------------------------
Rockford
Industrial Project Revenue
    4.80%                                           2,300
---------------------------------------------------------
Student Assistance Commission
    4.60%                                           1,000
INDIANA
---------------------------------------------------------
Health Facility Financing Authority
    4.62%                                           5,645
---------------------------------------------------------
Ossian
Economic Development Revenue
    4.80%                                           1,000
---------------------------------------------------------
Rockport
Pollution Control Revenue
    4.05%                                           2,000
---------------------------------------------------------

(a)Variable Rate Demand Securities              Value
Seymour
Economic Development Revenue
    4.40%                                        $  3,600
KENTUCKY
---------------------------------------------------------
Boone County
Pollution Control Revenue
    3.65%                                           4,000
---------------------------------------------------------
Bowling Green
Industrial Building Revenue
    4.40%                                           2,400
---------------------------------------------------------
Mayfield
Multi-City Lease Revenue
    4.15%                                           5,000
LOUISIANA
---------------------------------------------------------
Public Facilities Authority
    4.50%                                           5,500
NEW HAMPSHIRE
---------------------------------------------------------
Business Finance Authority
    4.60%                                           2,000
NEW MEXICO
---------------------------------------------------------
Farmington
Pollution Control Revenue
    4.53%                                           6,200
NORTH CAROLINA
---------------------------------------------------------
Lenoir County
Pollution Control Financing Authority
    4.75%                                           1,000
---------------------------------------------------------
Medical Care Commission
Hospital Revenue
    4.65%                                           4,250
OHIO
---------------------------------------------------------
Medina County
Health Care Facilities Revenue
    4.70%                                           4,500
OREGON
---------------------------------------------------------
Economic Development Revenue
    4.70%                                           4,500
PENNSYLVANIA
---------------------------------------------------------
Delaware County
Redevelopment Authority
    5.17%                                           5,000
---------------------------------------------------------
Delaware Valley
Regional Finance Authority
    4.60%                                           7,200
---------------------------------------------------------
Emmaus
General Authority Revenue
    4.56%                                           7,000
---------------------------------------------------------

 Cash Account Trust                                     6
---------------------------------------------------------

                             TAX-EXEMPT PORTFOLIO
Investments at April 30, 1997
(Value in thousands)

---------------------------------------------------------

                                                  Value
Lehigh County
Industrial Development Authority
    3.65%                                        $  5,000
---------------------------------------------------------
Philadelphia
Redevelopment Authority
    4.70%                                           1,500
TENNESSEE
---------------------------------------------------------
Clarksville
Public Building Authority
    4.70%                                           4,300
---------------------------------------------------------
Maury County
Industrial Development Board
    4.90%                                           2,000
---------------------------------------------------------
Smyrna Housing Association
Multi-Family Housing Revenue
    4.90%                                           5,000
TEXAS
---------------------------------------------------------
Corpus Christi
Industrial Development Corp.
    4.15%                                           2,100
---------------------------------------------------------
Port Arthur
Industrial Development Corp.
    4.55%                                           5,000
UTAH
---------------------------------------------------------
Springville
Industrial Development Revenue
    4.60%                                           1,150
VIRGINIA
---------------------------------------------------------
Louisa County
Industrial Development Authority
    4.70%                                           2,000
WASHINGTON
---------------------------------------------------------
Port Angeles
Industrial Development Corp.
    4.40%                                           3,500
WISCONSIN
---------------------------------------------------------
Eau Claire
Solid Waste Disposal Revenue
    4.70%                                           1,800
---------------------------------------------------------

TOTAL VARIABLE RATE
DEMAND SECURITIES--63.6%
(average maturity: 6 days)                        140,445
---------------------------------------------------------

                                                  Value
OTHER SECURITIES
ALASKA
---------------------------------------------------------
Valdez
Marine Terminal Revenue
    3.45% - 3.75%, 5/13/97 - 7/24/97             $  6,000
ARIZONA
---------------------------------------------------------
Salt River Project
Agricultural Improvement and Power District
    3.70%, 6/23/97                                  3,500
CALIFORNIA
---------------------------------------------------------
Revenue Anticipation Warrants
    3.97%, 6/30/97                                    700
COLORADO
---------------------------------------------------------
Platte River Power Authority
    3.50%, 5/12/97                                  1,000
FLORIDA
---------------------------------------------------------
Orange County
Governmental Regional Financing
    3.75%, 6/23/97                                  3,500
---------------------------------------------------------
Orlando
Waste Water System Revenue
    3.55%, 6/20/97                                  1,000
---------------------------------------------------------
Sarasota County
Public Hospital District
    3.50%, 5/14/97                                  2,850
---------------------------------------------------------
Sunshine State
Governmental Financing Commission
    3.70%, 6/20/97                                  3,000
GEORGIA
---------------------------------------------------------
Municipal Electric Authority
    3.40%, 5/12/97                                  2,650
INDIANA
---------------------------------------------------------
Gary
Environmental Improvement Revenue
    3.80%, 7/24/97                                  1,000
---------------------------------------------------------
Jasper County
Pollution Control Revenue
    3.50% - 3.85%, 5/9/97 - 7/18/97                 6,535
KENTUCKY
---------------------------------------------------------
Danville
Multi-City Lease Revenue
    3.70%, 6/20/97                                  3,490
---------------------------------------------------------
Pendleton County
Multi-County Lease Revenue
    3.40%, 5/8/97 - 5/12/97                         4,500
---------------------------------------------------------

 Cash Account Trust                                     7
---------------------------------------------------------

                             TAX-EXEMPT PORTFOLIO
Investments at April 30, 1997
(Value in thousands)

---------------------------------------------------------

                                                  Value
MARYLAND
---------------------------------------------------------
Anne Arundel County
Port Facilities Revenue
    3.50%, 5/14/97                               $  1,000
MISSISSIPPI
---------------------------------------------------------
Claiborne County
Pollution Control Revenue
    3.75%, 7/24/97                                  4,400
NEW HAMPSHIRE
---------------------------------------------------------
Business Finance Authority
    3.55%, 5/13/97                                  4,000
NEW YORK
---------------------------------------------------------
General Obligation
    4.02%, 8/1/97                                   2,503
---------------------------------------------------------
General Obligation
Bond Anticipation Notes
    3.85%, 7/23/97                                  1,300
---------------------------------------------------------
Municipal Water Finance Authority
    3.75%, 7/31/97                                  1,000
NORTH CAROLINA
---------------------------------------------------------
Municipal Power Agency
    3.45%, 5/9/97                                   2,000
PENNSYLVANIA
---------------------------------------------------------
Philadelphia School District
Tax and Revenue Anticipation Notes
    4.00%, 6/30/97                                    801
TEXAS
---------------------------------------------------------
Brazoria County
Brazos River Harbor Navigation District
    3.55%, 5/14/97                                  1,000
---------------------------------------------------------
Dallas
Area Rapid Transit
    3.45%, 5/13/97                                  1,000
---------------------------------------------------------
Harris County
Health Facilities Development Corp.
    3.75%, 6/30/97                                  5,000
---------------------------------------------------------
Municipal Power Agency
    3.45%, 5/9/97                                   1,200
---------------------------------------------------------

                                                  Value
Public Finance Authority
    3.45%, 5/12/97                               $  3,000
---------------------------------------------------------
San Antonio
Electric and Gas Systems
    3.45%, 5/12/97 - 5/14/97                        4,400
---------------------------------------------------------
Tax and Revenue Anticipation Notes
    3.95%, 8/29/97                                    501
UTAH
---------------------------------------------------------
Tooele County
Waste Treatment Revenue
    4.15%, 7/15/97                                  1,400
VIRGINIA
---------------------------------------------------------
Chesapeake
Industrial Development Authority
    3.40%, 5/15/97                                  1,000
---------------------------------------------------------
Chesterfield County
Industrial Development Authority
    3.50% - 3.75%, 5/14/97 - 7/24/97                3,350
---------------------------------------------------------
Louisa County
Industrial Development Authority
    3.75% - 4.05%, 6/23/97 - 7/16/97                2,000
---------------------------------------------------------
Norfolk
Industrial Development Authority
    3.45%, 5/13/97                                  2,315
---------------------------------------------------------

TOTAL OTHER SECURITIES--37.6%
(average maturity: 40 days)                        82,895
---------------------------------------------------------

TOTAL INVESTMENTS--101.2%
(average maturity: 18 days)                       223,340
---------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(1.2)%             (2,549)
---------------------------------------------------------

NET ASSETS--100%                                 $220,791
---------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Cash Account Trust                                                            8

--------------------------------------------------------------------------------
                      NOTES TO PORTFOLIOS OF INVESTMENTS

--------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at April 30, 1997. The dates shown represent the demand date or the next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At April 30, 1997, the aggregate value of illiquid securities was $26,868,000 in the Money Market Portfolio, which represented 4.6% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

Cash Account Trust                                                             9

--------------------------------------------------------------------------------
                        REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS
CASH ACCOUNT TRUST

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Money Market, Government Securities and Tax-Exempt Portfolios, comprising Cash Account Trust, as of April 30, 1997, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1993. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios comprising Cash Account Trust at April 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1993, in conformity with generally accepted accounting principles.

                                                           ERNST & YOUNG LLP

                                                 Chicago, Illinois
                                                 June 13, 1997

Cash Account Trust                                                          10

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997
(in thousands)

-------------------------------------------------------------------------------

                                                                MONEY          GOVERNMENT
                                                               MARKET          SECURITIES        TAX-EXEMPT
ASSETS                                                        PORTFOLIO        PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                       $525,636          184,636            223,340
------------------------------------------------------------------------------------------------------------
  Repurchase agreements                                         65,000          389,000                 --
------------------------------------------------------------------------------------------------------------
Receivable for:
  Interest                                                       1,359            3,208                893
------------------------------------------------------------------------------------------------------------
  Securities sold                                                   --               --              2,005
------------------------------------------------------------------------------------------------------------
  Fund shares sold                                                  24               28                  9
------------------------------------------------------------------------------------------------------------
    Total assets                                               592,019          576,872            226,247
------------------------------------------------------------------------------------------------------------

LIABILITIES AND NET ASSETS
------------------------------------------------------------------------------------------------------------
Cash overdraft                                                   4,417               10              4,552
------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                        692              628                142
------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                           1,359              947                609
------------------------------------------------------------------------------------------------------------
  Securities purchased                                              --           30,000                 --
------------------------------------------------------------------------------------------------------------
  Management fee                                                   137              311                 39
------------------------------------------------------------------------------------------------------------
  Distribution services fee                                        296              272                 69
------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses           145              152                 32
------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                          26               51                 13
------------------------------------------------------------------------------------------------------------
    Total liabilities                                            7,072           32,371              5,456
------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $584,947          544,501            220,791
------------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
------------------------------------------------------------------------------------------------------------
Shares outstanding                                             584,947          544,501            220,791
------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                   $1.00             1.00               1.00
------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Cash Account Trust                                                           11

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended April 30, 1997
(in thousands)

--------------------------------------------------------------------------------

                                                                 MONEY                GOVERNMENT
                                                                 MARKET               SECURITIES            TAX-EXEMPT
                                                               PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                              ---------------------------------------------------------
INTEREST INCOME                                                 $30,185                 19,512                 3,634
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                  1,150                    744                   212
-----------------------------------------------------------------------------------------------------------------------
  Distribution services fee                                       3,287                  2,127                   506
-----------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses            965                    489                   141
-----------------------------------------------------------------------------------------------------------------------
  Registration costs                                                141                     87                    87
-----------------------------------------------------------------------------------------------------------------------
  Professional fees                                                  32                     16                     6
-----------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                            49                     30                    10
-----------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                           26                     13                     6
-----------------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                          5,650                  3,506                   968
-----------------------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment manager                   (175)                  (261)                 (143)
-----------------------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the Portfolio                      5,475                  3,245                   825
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                            24,710                 16,267                 2,809
-----------------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                 (1,416)                    --                    --
-----------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation on investments                  1,416                     --                    --
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations            $24,710                 16,267                 2,809
-----------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Years ended April 30, 1997 and 1996
(in thousands)

--------------------------------------------------------------------------------

                                                             MONEY MARKET              GOVERNMENT            TAX-EXEMPT
                                                              PORTFOLIO          SECURITIES-PORTFOLIO        PORTFOLIO
                                                        --------------------------------------------------------------------
                                                           1997         1996        1997        1996       1997       1996
                                                        --------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
Net investment income                                   $   24,710       20,031      16,267      8,773      2,809      2,208
----------------------------------------------------------------------------------------------------------------------------
Net realized loss                                           (1,416)          --          --         --         --         --
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation                            1,416         (590)         --         --         --         --
----------------------------------------------------------------------------------------------------------------------------
Capital contribution from investment manager                    --          590          --         --         --         --
----------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income       (24,710)     (20,031)    (16,267)    (8,773)    (2,809)    (2,208)
----------------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and
number of shares are the same):
Shares sold                                              2,030,788    1,341,848   1,283,520    684,586    446,705    256,475
----------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                  24,932       20,087      16,766      8,850      2,925      2,221
----------------------------------------------------------------------------------------------------------------------------
                                                         2,055,720    1,361,935   1,300,286    693,436    449,630    258,696
Shares redeemed                                         (1,925,798)  (1,285,461)   (945,704)  (641,537)  (295,820)  (259,463)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions and total increase (decrease) in net
assets                                                     129,922       76,474     354,582     51,899    153,810       (767)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                          455,025      378,551     189,919    138,020     66,981     67,748
----------------------------------------------------------------------------------------------------------------------------
End of year                                             $  584,947      455,025     544,501    189,919    220,791     66,981
----------------------------------------------------------------------------------------------------------------------------

 Cash Account Trust                                                           12

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Cash Account Trust (the Fund) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three series of shares (Portfolios). The Money Market Portfolio invests primarily in short-term high quality obligations of major banks and corporations. The Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt Portfolio invests in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES
Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market and Government Securities Portfolios and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all taxable realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

FEDERAL INCOME TAXES
Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT
The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the year ended April 30, 1997, the Fund incurred management fees of $2,106,000.

DISTRIBUTION AGREEMENT
The Fund also has an administration, shareholder services and distribution agreement with Zurich Kemper Distributors, Inc. (ZKDI) (formerly known as Kemper Distributors, Inc.). For its services as primary distributor, the Fund pays ZKDI an annual fee of .60% of average daily net assets for the Money Market and Government Securities Portfolios and .50% of average daily net assets for the Tax-Exempt Portfolio. For the year ended April 30, 1997, the Fund incurred distribution fees of $5,920,000. ZKDI has related service agreements with various firms to provide cash management and other services for Fund

 Cash Account Trust                                                           13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

shareholders. Under these agreements, ZKDI pays such firms based on the average daily net assets of those accounts they maintain and service at an annual rate of .60% for the Money Market and Government Securities Portfolios, and .50% for the Tax-Exempt Portfolio. During the year ended April 30, 1997, ZKDI paid fees of $5,929,000 to various firms pursuant to the related service agreements.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company (ZKSvC) (formerly known as Kemper Service Company) is the shareholder service agent of the Fund. Under the agreement, ZKSvC received shareholder services fees of $1,348,000 for the year ended April 30, 1997.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Fund are also officers or directors of ZKI. During the year ended April 30, 1997, the Fund made no payments to its officers and incurred trustees' fees of $28,000 to independent trustees.

EXPENSE ABSORPTION
For the period from May 1, 1996 through January 31, 1997, ZKI agreed to limit the Portfolios' operating expenses to the following percentages of average daily net assets: Money Market Portfolio (1.00%), Government Securities Portfolio (.90%) and Tax-Exempt Portfolio (.80%). Beginning in February, 1997, the expense limits were increased to the following percentages: Government Securities Portfolio (.95%) and Tax-Exempt Portfolio (.85%). For the fiscal year ended April 30, 1997, ZKI absorbed expenses of $579,000.

Cash Account Trust                                                        14

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                              Year ended April 30,
MONEY MARKET PORTFOLIO                                         1997        1996        1995        1994        1993
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                              $1.00        1.00        1.00        1.00       1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                      .05         .05         .04         .02        .02
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                    $1.00        1.00        1.00        1.00       1.00
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     4.60%       4.96        4.38        2.42       2.65
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses after expense waiver                                    1.00%       1.00         .99         .93        .84
--------------------------------------------------------------------------------------------------------------------
Net investment income                                            4.51%       4.83        4.54        2.48       2.59
--------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS:
Expenses                                                         1.03%       1.05        1.05        1.20       1.36
--------------------------------------------------------------------------------------------------------------------
Net investment income                                            4.48%       4.78        4.48        2.21       2.07
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                     $584,947     455,025     378,551     156,153     34,267
--------------------------------------------------------------------------------------------------------------------

NOTE:
The Money Market Portfolio's total returns for the years ended April 30, 1996 and 1995 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 4.80% and 4.16%, respectively.

                                                                              Year ended April 30,
GOVERNMENT SECURITIES PORTFOLIO                                1997        1996        1995        1994       1993
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                              $1.00        1.00        1.00       1.00       1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                      .05         .05         .04        .02        .02
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                    $1.00        1.00        1.00       1.00       1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     4.69%       5.01        4.37       2.49       2.65
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses after expense waiver                                     .92%        .90         .90        .84        .79
-------------------------------------------------------------------------------------------------------------------
Net investment income                                            4.59%       4.88        4.66       2.47       2.63
-------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS:
Expenses                                                          .99%       1.06        1.05       1.22       1.18
-------------------------------------------------------------------------------------------------------------------
Net investment income                                            4.52%       4.72        4.51       2.09       2.24
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                     $544,501     189,919     138,020     30,829     28,963
-------------------------------------------------------------------------------------------------------------------

 Cash Account Trust                                                          15

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                               Year ended April 30,
TAX-EXEMPT PORTFOLIO                                       1997           1996          1995          1994          1993
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                          $1.00          1.00          1.00          1.00          1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                  .03           .03           .03           .02           .02
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                $1.00          1.00          1.00          1.00          1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 2.82%         3.16          2.80          1.84          2.13
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses after expense waiver                                 .81%          .78           .76           .74           .71
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                        2.78%         3.10          3.00          1.82          2.09
-------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS:
Expenses                                                      .96%          .98           .93          1.20          1.39
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                        2.63%         2.90          2.83          1.36          1.41
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                 $220,791        66,981        67,748        16,991        10,014
-------------------------------------------------------------------------------------------------------------------------

NOTE FOR ALL PORTFOLIOS:

ZKI has agreed to temporarily waive certain operating expenses. The Other Ratios to Average Net Assets are computed without this expense waiver.

FEDERAL TAX STATUS OF 1997 DIVIDENDS

All of the dividends from the Money Market and Government Securities Portfolios are taxable as ordinary income. All of the dividends from the Tax-Exempt Portfolio constitute tax-exempt interest which is not taxable for federal income tax purposes; however, a portion of the dividends may be includable in the alternative minimum tax calculation.

These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

                               CASH ACCOUNT TRUST

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

         (i) Financial statements included in Part A of the Registration
             Statement:

               Financial Highlights.

        (ii) Financial statements included in Part B of the Registration
             Statement:

            Money Market, Government Securities and Tax-Exempt Portfolios.


               Statements of assets and liabilities--April 30, 1997.



               Statements of operations for the year ended April 30, 1997.



               Statements of changes in net assets for each of the two years in the period ended April 30, 1997.



               Portfolios of investments--April 30, 1997.


               Notes to financial statements.

        Schedules II, III, IV and V are omitted as the required information is not present.


        Schedule I has been omitted as the required information is presented in the Portfolio of investments at April 30, 1997.


     (b) Exhibits


        99.b1.       Amended and Restated Agreement and Declaration of Trust.(1)
        99.b2.       By-Laws.(1)
        99.b3.       Inapplicable.
        99.b4.       Text of Share Certificate.(1)
        99.b5.       Investment Management Agreement.(3)
        99.b6.(a)    Administration, Shareholder Services and Distribution
                     Agreement.(3)
        99.b6.(b)    Form of Administration Services and Selling Group
                     Agreement.(1)
        99.b7.       Inapplicable.
        99.b8.       Custody Agreement.(1)
        99.b9.(a)    Agency Agreement.(1)
        99.b9.(b)    Supplement to Agency Agreement.(3)
        99.b10.      Inapplicable.
        99.b11.      Report and Consent of Independent Auditors.
        99.b12.      Inapplicable.
        99.b13.      Inapplicable.
        99.b14.      Inapplicable.
        99.b15.      See 99.b6.(a) above.
        99.b16.      Performance Calculations.(1)
        99.b24.      Power of Attorney.(2)
        99.b485.(b)  Representation of Counsel (Rule 485(b)).
        27.          Financial Data Schedule.


---------------
(1) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Registrant on Form N-1A filed on or about July 28, 1995.


(2) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Registrant on Form N-1A filed on or about July 28, 1995, except for the Power of Attorney of Dominique P. Morax, which is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement of Registrant on Form N-1A filed on or about July 26, 1996.



(3) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement of Registrant on Form N-1A filed on or about July 26, 1996.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     As of July 7, 1997, there were 608, 331 and 529 holders of record of the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio, respectively.


ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28(a) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the Registrant's investment advisers is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Underwriter" and to the section of the Statement of Additional Information captioned "Investment Manager and Underwriter".

     Zurich Kemper Investments, Inc., investment adviser of the Registrant, is investment adviser of:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Fund
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Investors Municipal Cash Fund
Kemper Value Plus Growth Fund
Kemper Quantitative Equity Fund
Kemper Horizon Fund
Kemper Europe Fund
Kemper Asian Growth Fund
Kemper Aggressive Growth Fund
Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund
Zurich Money Funds
Zurich YieldWise Money Fund

     Zurich Kemper Investments, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Investors Fund Series and Kemper International Bond Fund.

Item 28(b)(i) Business and Other Connections of Officers and Directors of Zurich Kemper Investments, Inc., the Investment Adviser


TIMBERS, STEPHEN B.
     Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Chairman, Zurich Kemper Service Company
     Director, Dreman Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, President, Kemper International Management, Inc.
     Trustee and President, Kemper Funds
     Director, The LTV Corporation
     Governor, Investment Company Institute

NEAL, JOHN E.
     Director, Zurich Kemper Investments, Inc.
     President, Kemper Funds Group, a unit of Zurich Kemper
     Investments, Inc.
     Director, President, Zurich Kemper Service Company
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Dreman Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, Community Investment Corporation
     Director, Continental Community Development Corporation
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.
     Director, RespiteCare
     Director, Urban Shopping Centers, Inc.
     Vice President, Kemper Funds

MORAX, DOMINQUE P.
     Director, Zurich Kemper Investments, Inc.
     Chief Executive Officer and Chief Investment Officer,
     Zurich Investment Management Limited
     Trustee, Kemper Funds
     Executive Committee, ZKI Holding Corporation

CHAPMAN, II, WILLIAM E.
     President, Kemper Retirement Plans Group, a unit of Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Distributors, Inc. Executive Vice President, Zurich Kemper Service Company

VOGEL, VICTOR E.
     Senior Executive Vice President, Zurich Kemper Investments, Inc. Trustee, Zurich Kemper Investments, Inc. Profit Sharing Plan & Money Purchase Pension Plan
     Executive Vice President, Zurich Kemper Service Company

BEIMFORD, JR., JOSEPH P.
     Executive Vice President, Zurich Kemper Investments, Inc. Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Galaxy Offshore, Inc.
     Vice President, Investors Cash Trust
     Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Global Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
     Vice President, Kemper International Bond Fund
     Vice President, Kemper Investors Fund
     Vice President, Zurich Money Funds
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Municipal Income Trust
     Vice President, Kemper National Tax-Free Income Series
     Vice President, Kemper Portfolios
     Vice President, Kemper State Tax-Free Income Series
     Vice President, Kemper Strategic Income Fund
     Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
     Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

     Managing Director, Zurich Investment Management, Inc.

DUDASIK, PATRICK H.
     Executive Vice President and Chief Financial Officer, Zurich Kemper Investments, Inc.
     Executive Vice President, Chief Financial Officer and Treasurer,
     Dreman Value Advisors, Inc.
     Chief Financial Officer and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

FROEHLICH, PH.D, ROBERT J.
     Executive Vice President, Chief Investment Strategist Zurich Kemper Investments, Inc.

GREENAWALT, JAMES L.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, President, Zurich Kemper Distributors, Inc.
     Director, President, ZKI Agency, Inc.

LANGBAUM, GARY A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Investors Fund

MANZONI, JR., CHARLES R.
     Executive Vice President, Secretary & General Counsel, Zurich Kemper Investments, Inc.
     Vice President, Kemper Funds
     Secretary, ZKI Agency, Inc.
     Secretary, Zurich Kemper Service Company
     Secretary, Zurich Kemper Distributors, Inc.
     Secretary, ZKI Holding Corporation
     Secretary, Zurich Investment Management, Inc.
     Secretary, Dreman Value Advisors, Inc.

MURRIHY, MAURA J.
     Executive Vice President, Zurich Kemper Investments, Inc.

REYNOLDS, STEVEN H.
     Executive Vice President, Chief Investment Officer - Equities, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Growth Fund
     Vice President, Kemper Small Capitalization Equity Fund
     Vice President, Kemper International Fund
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Target Equity Fund
     Vice President, Kemper Horizon Fund
     Vice President, Kemper Investors Fund
     Vice President, The Growth Fund of Spain, Inc.
     Vice President, Kemper Europe Fund

ROBERTS, SCOTT A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc.

SILIGMUELLER, DALE S.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Service Company

WEISS, ROBERT D.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc.

BUKOWSKI, DANIEL J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Investors Fund

BUTLER, DAVID H.
     Senior Vice President, Zurich Kemper Investments, Inc.

CERVONE, DAVID M.
     Senior Vice President, Zurich Kemper Investments, Inc.

CESSINE, ROBERT S.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Income and Capital Preservation Fund
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Investors Fund

CHESTER, TRACY McCORMICK
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Target Equity Fund

CHIEN, CHRISTINE
     Senior Vice President, Zurich Kemper Investments, Inc.

CIARLELLI, ROBERT W.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Zurich Kemper Service Company

COLLORA, PHILIP J.
     Senior Vice President and Assistant Secretary, Zurich Kemper
     Investments, Inc.
     Vice President and Secretary, Kemper Funds

     Assistant Secretary, Kemper International Management, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.
     Assistant Secretary, ZKI Agency, Inc.

DUFFY, JEROME L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Treasurer, Kemper Funds

FENGER, JAMES E.
     Senior Vice President, Zurich Kemper Investments, Inc.

FINK, THOMAS M.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

GALLAGHER, MICHAEL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

GOERS, RICHARD A.
     Senior Vice President, Zurich Kemper Investments, Inc.

GREENWALD, MARSHALL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

HARRINGTON, MICHAEL E.
     Senior Vice President, Zurich Kemper Investments, Inc.

KEITH, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.

KLEIN, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.
     Director, Managing Director, Zurich Investment Management, Inc.

KLEIN, MARTIN
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

KOCHER, GARY
     Senior Vice President, Zurich Kemper Investments, Inc.

KORTH, FRANK D.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund

     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

MOELLER, JAMES V.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

MOORE, C. PERRY
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

MIER, CHRISTOPHER J.
     Senior Vice President, Zurich Kemper Investments, Inc. Vice President, Kemper National Tax-Free Income Series Vice President, Kemper Municipal Income Trust
     Vice President, Kemper State Tax-Free Income Series Vice President, Kemper Strategic Municipal Income Trust

RABIEGA, CRAIG F.
     Senior Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

RACHWALSKI, JR. FRANK J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Investors Cash Trust
     Vice President, Kemper Investors Fund
     Vice President, Zurich Money Funds
     Vice President, Kemper Portfolios
     Vice President, Tax-Exempt California Money Market Fund
     Vice President, Tax-Exempt New York Money Market Fund

RESIS, JR., HARRY E.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

SILVIA, JOHN E.
     Senior Vice President, Zurich Kemper Investments, Inc.

SMITH, JR., EDWARD BYRON
     Senior Vice President, Zurich Kemper Investments, Inc.

SWANSON, DAVID
     Senior Vice President, Zurich Kemper Investments, Inc.

VANDENBERG, RICHARD
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper U.S. Government Securities Fund
     Vice President, Kemper Portfolios
     Vice President, Kemper Adjustable Rate U.S. Government Fund

VINCENT, CHRISTOPHER T.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

WONNACOTT, LARRY R.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

BAZAN, KENNETH M.
     First Vice President, Zurich Kemper Investments, Inc.
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
     First Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

BURROW, DALE R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Adjustable Rate U.S. Government Fund
     Vice President, Kemper Intermediate Government Trust

CHRISTIANSEN, HERBERT A.
     First Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

COHEN, JERRI I.
     First Vice President, Zurich Kemper Investments, Inc.

DeMAIO, CHRIS C.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President and Chief Accounting Officer, Zurich Kemper Service
     Company

DEXTER, STEPHEN P.
     First Vice President, Zurich Kemper Investments, Inc.

DOYLE, DANIEL J.
     First Vice President, Zurich Kemper Investments, Inc.

HALE, DAVID D.
     First Vice President, Zurich Kemper Investments, Inc.

HAUSKEN, PHILIP D.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

HORTON, ROBERT J.
     First Vice President, Zurich Kemper Investments, Inc.

INNES, BRUCE D.
     First Vice President, Zurich Kemper Investments, Inc.
     Co-President, International Association of Corporate and
     Professional Recruiters

JACOBS, PETER M.
     First Vice President, Zurich Kemper Investments, Inc.

KEELEY, MICHELLE M.
     First Vice President, Zurich Kemper Investments, Inc.

KIEL, CAROL L.
     First Vice President, Zurich Kemper Investments, Inc.

KNAPP, WILLIAM M.
     First Vice President, Zurich Kemper Investments, Inc.

LASKA, ROBERTA E.
     First Vice President, Zurich Kemper Investments, Inc.

LAUGHLIN, ANN M.
     First Vice President, Zurich Kemper Investments, Inc.

LENTZ, MAUREEN P.
     First Vice President, Zurich Kemper Investments, Inc.

McCRINDLE-PETRARCA, SUSAN
     First Vice President, Zurich Kemper Investments, Inc.

McGOVERN, KAREN
     First Vice President, Zurich Kemper Investments, Inc.

MICHAEL, DIANNE
     First Vice President, Zurich Kemper Investments, Inc.

MINER, EDWARD
     First Vice President, Zurich Kemper Investments, Inc.

MURRAY, SCOTT S.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

NORRIS, JOHNSTON A.
     First Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ROBERTA L.
     First Vice President, Zurich Kemper Investments, Inc.

PONTECORE, SUSAN E.
     First Vice President, Zurich Kemper Investments, Inc.

RADIS, STEVE A.
     First Vice President, Zurich Kemper Investments, Inc.

RATEKIN, DIANE E.
     First Vice President, Assistant General Counsel and Assistant Secretary, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.

SMITH, ROBERT G.
     First Vice President, Zurich Kemper Investments, Inc.

STUEBE, JOHN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund

TEPPER, SHARYN A.
     First Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

TRUTTER, JONATHAN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
     First Vice President, Zurich Kemper Investments, Inc.

WILLSON, STEPHEN R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
     First Vice President, Zurich Kemper Investments, Inc.

ADAMS, DONALD
     Vice President, Zurich Kemper Investments, Inc.

ALLEN, PATRICIA L.
     Vice President, Zurich Kemper Investments, Inc.

ANTONAK, GEORGE A.
     Vice President, Zurich Kemper Investments, Inc.

BALASUBRAMANIAM, KALAMADI
     Vice President, Zurich Kemper Investments, Inc.

BARRY, JOANN M.
     Vice President, Zurich Kemper Investments, Inc.

BARSANTI, WILLIAM
     Vice President, Zurich Kemper Investments, Inc.

BIEBERLY, CHRISTINE A.
     Vice President, Zurich Kemper Investments, Inc.

BODEM, RICHARD A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

BRENNAN, ELEANOR R.
     Vice President, Zurich Kemper Investments, Inc.

BUCHANAN, PAMELA S.
     Vice President, Zurich Kemper Investments, Inc.

BURKE, MARY PAT
     Vice President, Zurich Kemper Investments, Inc.

BURSHTAN, DAVID H.
     Vice President, Zurich Kemper Investments, Inc.

CARNEY, ANNE T.
     Vice President, Zurich Kemper Investments, Inc.

CACCIOLA, RONALD
     Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

CARTER, PAUL J.
     Vice President and Compliance Manager, Zurich Kemper Investments, Inc.

CECOLA, MARY
     Vice President, Zurich Kemper Investments, Inc.

CRAWSHAW, SUSAN
     Vice President, Zurich Kemper Investments, Inc.

ESOLA, CHARLES J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

FRIHART, THORA A.
     Vice President, Zurich Kemper Investments, Inc.

GERACI, AUGUST L.
     Vice President, Zurich Kemper Investments, Inc.

GOLAN, JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

GRAY, PATRICK
     Vice President, Zurich Kemper Investments, Inc.

GROOTENDORST, TONYA
     Vice President, Zurich Kemper Investments, Inc.

HECHT, MARC L.
     Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.
     Assistant Secretary, ZKI Holding Corporation
     Assistant Secretary, ZKI Agency, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.

HUOT, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

JASINSKI, R. ANTHONY
     Vice President, Zurich Kemper Investments, Inc.

KARWOWSKI, KENNETH F.
     Vice President, Zurich Kemper Investments, Inc.

KENNEDY, PATRICK J.
     Vice President, Zurich Kemper Investments, Inc.

KOCH, DEBORAH L.
     Vice President, Zurich Kemper Investments, Inc.

KOURY, KATHRYN E.
     Vice President, Zurich Kemper Investments, Inc.

KOWALCZYK, MARK A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

KRANZ, KATHY J.
     Vice President, Zurich Kemper Investments, Inc.

KRUEGER, PAMELA D.
     Vice President, Zurich Kemper Investments, Inc.

KYCE, JOYCE
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

LAUTZ, STEPHEN
     Vice President, Zurich Kemper Investments, Inc.

LeFEBVRE, THOMAS J.
     Vice President, Zurich Kemper Investments, Inc.

MARKLEY, DAVID
     Vice President, Zurich Kemper Investments, Inc.

MATZA, LINDA
     Vice President, Zurich Kemper Investments, Inc.

McGINN, MARTHA R.
     Vice President, Zurich Kemper Investments, Inc.

MILLER, GARY L.
     Vice President, Zurich Kemper Investments, Inc.

MILLIGAN, BRIAN J.
     Vice President, Zurich Kemper Investments, Inc.

MULLEN, TERRENCE
     Vice President, Zurich Kemper Investments, Inc.

MURPHY, THOMAS M.
     Vice President, Zurich Kemper Investments, Inc.

NEVILLE, BRIAN P.
     Vice President, Zurich Kemper Investments, Inc.

NORMAN, JR., DONALD L.
     Vice President, Zurich Kemper Investments, Inc.

NOWAK, GREGORY J.
     Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ALBERT R.
     Vice President, Zurich Kemper Investments, Inc.

PAXTON, THOMAS
     Vice President, Zurich Kemper Investments, Inc.

QUADRINI, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

RANDALL, JR., WALTER R.
     Vice President, Zurich Kemper Investments, Inc.

ROBINSON, DEBRA A.
     Vice President, Zurich Kemper Investments, Inc.

RODGERS, JOHN B.
     Vice President, Zurich Kemper Investments, Inc.

ROKOSZ, PAUL A.
     Vice President, Zurich Kemper Investments, Inc.

ROSE, KATIE M.
     Vice President, Zurich Kemper Investments, Inc.

RUDIN, MICHELLE I.
     Vice President, Zurich Kemper Investments, Inc.

SAENGER, MARYELLEN
     Vice President, Zurich Kemper Investments, Inc.

SOPHER, EDWARD O.
     Vice President, Zurich Kemper Investments, Inc.

SPILLER, KATHLEEN A.
     Vice President, Zurich Kemper Investments, Inc.

SPURLING, CHRIS
     Vice President, Zurich Kemper Investments, Inc.

STROMM, LAWRENCE D.
     Vice President, Zurich Kemper Investments, Inc.

THOMAS, JILL
     Vice President, Zurich Kemper Investments, Inc.

TRUNSKY, JUDITH C.
     Vice President, Zurich Kemper Investments, Inc.

VANDEMERKT, RICHARD J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WALKER, ANGELA
     Vice President, Zurich Kemper Investments, Inc.

WATKINS, JAMES K.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WERTH, ELIZABETH C.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Kemper Open-End Funds

WILNER, MITCHELL
     Vice President, Zurich Kemper Investments, Inc.

WIZER, BARBARA K.
     Vice President, Zurich Kemper Investments, Inc.

ZURAWSKI, CATHERINE N.
     Vice President, Zurich Kemper Investments, Inc.

Item 28(b)(ii) Business and Other Connections of Officers and Directors of Zurich Investment Management Limited, the Investment Sub-Advisor

JOHNS, GORDON K.
  Director, Managing Director, Zurich Investment Management Limited Director, Thames Heritage Parade Limited

NEAL, JOHN E.
  Director, Zurich Investment Management Limited
  President, Kemper Funds Group, a unit of Zurich Kemper
  Investments, Inc.
  Director, Zurich Kemper Investments, Inc.
  Director, President, Kemper Service Company
  Director, Zurich Kemper Distributors, Inc.
  Director, Zurich Investment Management, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, ZKI Agency, Inc.
  Director, Community Investment Corporation
  Director, Continental Community Development Corporation
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.
  Director, RespiteCare
  Director, Urban Shopping Centers, Inc.
  Vice President, Kemper Funds

TIMBERS, STEPHEN B.
  Director, Zurich Investment Management Limited
  Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, Zurich Kemper Distributors, Inc.
  Director, Zurich Investment Management, Inc.
  Director, Chairman, Kemper Service Company
  Director, President, Kemper International Management, Inc.
  Trustee and President, Kemper Funds
  Director, The LTV Corporation
  Director, Investment Analysts Society of Chicago
  Governor, Investment Company Institute
  Director, ZKI Agency, Inc.

FERRO, DENNIS H.
  Director, Managing Director-Equities, Zurich Investment
  Management Limited

DUDASIK, PATRICK H.
  Director and Treasurer, Zurich Investment Management Limited
  Senior Vice President, Zurich Kemper Investments, Inc.
  Executive Vice President, Chief Financial Officer and Treasurer,
  Dreman Value Advisors, Inc.
  Vice President and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

THOUIN-LEERKAMP, EDITH A.
  Director-European Equities, Zurich Investment Management Limited

HAAS, RICHARD D.W.
  Director, Finance Director, Compliance Officer and Joint
  Secretary, Zurich Investment Management Limited

PRIDEAUX, TERENCE C.
  Director, Zurich Investment Management Limited

KOMAROMY, LESLIE J.S.
  Director, Zurich Investment Management Limited

WALLIS, STEPHEN P.
  Director, Zurich Investment Management Limited

MASON, ANDREW
  Director-Asian Equities, Zurich Investment Management Limited

SHANKAR, RAVI
  Director-Fixed Income Strategy, Zurich Investment Management
Limited

SLENDEBROEK, MARC J.
  Associate Director, Zurich Investment Management Limited

GRAHAM, ANDREW
  Associate Director, Zurich Investment Management Limited

BOORMAN, JONATHAN J.
  Associate Director, Zurich Investment Management Limited

Item 28 (b)(iv) Business and Other Connections of Officers and
Directors of Zurich Investment Management, Inc., the Investment Adviser

WEISS, ROBERT D.
       Senior Managing Director, Zurich Investment Management, Inc. Executive Vice President, Zurich Kemper Investments, Inc.

ROBERTS, SCOTT A.
       Director, Senior Managing Director, Zurich Investment Management, Inc. Executive Vice President, Zurich Kemper Investments, Inc.

CACCIOLA, RONALD M.
       Managing Director, Zurich Investment Management, Inc.
       Vice President, Zurich Kemper Investments, Inc.

CUSICK, JAMES S.
       Managing Director, Zurich Investment Management, Inc.

FINK, THOMAS M.
       Managing Director, Zurich Investment Management, Inc.
       Senior Vice President, Zurich Kemper Investments, Inc.

GREENWALD, MARSHALL L.
       Managing Director, Zurich Investment Management, Inc.
       Senior Vice President, Zurich Kemper Investments, Inc.

HICKMAN, JOANNE
       Managing Director, Zurich Investment Management, Inc.

KLEIN, GEORGE
       Director, Managing Director, Zurich Investment Management, Inc. Senior Vice President, Zurich Kemper Investments, Inc.

KLEIN, MARTIN
       Managing Director, Zurich Investment Management, Inc.

MOELLER, JAMES V.
       Managing Director, Zurich Investment Management, Inc.
       Senior Vice President, Zurich Kemper Investments, Inc.

TRUTTER, JONATHAN W.
       Managing Director, Zurich Investment Management, Inc.
       First Vice President, Zurich Kemper Investments, Inc.

VINCENT, CHRISTOPHER T.
        Managing Director, Zurich Investment Management, Inc.
        Senior Vice President, Zurich Kemper Investments, Inc.

WONNACOTT, LARRY R.
        Managing Director, Zurich Investment Management, Inc.
        Senior Vice President, Zurich Kemper Investments, Inc.

DUDASIK, PATRICK H.
        Chief Financial Officer, Treasurer, Zurich Investment Management, Inc. Executive Vice President and Chief Financial Officer, Zurich Kemper Investments, Inc.
        Executive Vice President, Chief Financial Officer and Treasurer,
        Dreman Value Advisors, Inc.
        Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

MANZONI, JR., CHARLES R.
        Secretary, Zurich Investment Management, Inc.
        Executive Vice President, Secretary & General Counsel, Zurich Kemper Investments, Inc.
        Vice President, Kemper Funds
        Secretary, ZKI Agency, Inc.
        Secretary, Zurich Kemper Service Company
        Secretary, Zurich Kemper Distributors, Inc.
        Secretary, ZKI Holding Corporation
        Secretary, Dreman Value Advisors, Inc.

COLLORA, PHILIP J.
        Assistant Secretary, Zurich Investment Management, Inc.
        Senior Vice President and Assistant Secretary, Zurich Kemper Investments, Inc.
        Vice President and Secretary, Kemper Funds
        Assistant Secretary, Kemper International Management, Inc. Assistant Secretary, Dreman Value Advisors, Inc.
        Assistant Secretary, ZKI Agency, Inc.

HANSKEN, PHILIP D.
        Assistant Secretary, Zurich Investment Management, Inc.
        First Vice President, Zurich Kemper Investments, Inc.
        Vice President, Zurich Kemper Distributors, Inc.

HECHT, MARC L.
        Assistant Secretary, Zurich Investment Management, Inc.
        Vice President, Zurich Kemper Investments, Inc.
        Assistant Secretary, Zurich Kemper Distributors, Inc.
        Assistant Secretary, ZKI Holding Corporation
        Assistant Secretary, ZKI Agency, Inc.
        Assistant Secretary, Dreman Value Advisors, Inc.

TEPPER, SHARYN A.
        Assistant Secretary, Zurich Investment Management, Inc.
        First Vice President, Zurich Kemper Investments, Inc.

TIMBERS, STEPHEN B.
        Director, Zurich Investment Management, Inc.
        Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
        Director, Zurich Kemper Distributors, Inc.
        Director, Chairman, Zurich Kemper Service Company
        Director, Dreman Value Advisors, Inc.
        Director, ZKI Agency, Inc.
        Director, President, Kemper International Management, Inc. Trustee and President, Kemper Funds
        Director, The LTV Corporation
        Governor, Investment Company Institute

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Zurich Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds, Investors Fund Series and Kemper International Bond Fund.

         (b) Information on the officers and directors of Zurich Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                                                                      POSITIONS AND
                              POSITIONS AND OFFICES                   OFFICES WITH
         NAME                   WITH UNDERWRITER                       REGISTRANT
         ----                    ----------------                      ----------
James L. Greenawalt         Director, President                            None
William E. Chapman, II      Director, Executive Vice President             None
John E. Neal                Director                                   Vice President
Stephen B. Timbers          Director                                  President/Trustee
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                    None
Linda A. Bercher            Senior Vice President                          None
Thomas V. Bruns             Senior Vice President                          None
Terry Cunningham            Senior Vice President                          None
John H. Robison, Jr.        Senior Vice President                          None
Henry J. Schulthesz         Senior Vice President                          None
Philip D. Hausken           Vice President                                 None
Carlene D. Merold           Vice President                                 None
Elizabeth C. Werth          Vice President                          Assistant Secretary
Charles R. Manzoni, Jr.     Secretary                                  Vice President
Marc L. Hecht               Assistant Secretary                            None
Diane E. Ratekin            Assistant Secretary                            None

         (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Zurich Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Zurich Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Zurich Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.


ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     (a) Not applicable.

     (b) Not applicable.

     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                             S I G N A T U R E S
                             -------------------

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 25th day of July, 1997

                                 CASH ACCOUNT TRUST

                                 By  /s/ Stephen Timbers
                                    -----------------------------------
                                    Stephen B. Timbers, President

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on July 25, 1997 on behalf of the following persons in the capacities indicated.

                     Signature                        Title
                     ---------                        -----

                     /s/ Stephen Timbers              President
             ----------------------------------       (Principal
                     Stephen B. Timbers               Executive Officer)
                                                      and Trustee

             /s/David W. Belin*                       Trustee
             ----------------------------------
             /s/Lewis A. Burnham*                     Trustee
             ----------------------------------
             /s/Donald L. Dunaway*                    Trustee
             ----------------------------------
             /s/Robert B. Hoffman*                    Trustee
             ----------------------------------
             /s/Donald R. Jones*                      Trustee
             ----------------------------------
             /s/Dominique P. Morax*                   Trustee
             ----------------------------------
             /s/Shirley D. Peterson*                  Trustee
             ----------------------------------
             /s/William P. Sommers*                   Trustee
             ----------------------------------

                     /s/ Jerome Duffy                 Treasurer (Principal
             ---------------------------------        Financial and
                     Jerome L. Duffy                  Accounting Officer)


*Philip J. Collora signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 5 to the Registration Statement of Registrant on Form N-1A filed on or about July 28, 1995 (except for the Power of Attorney of Dominique P. Morax which was filed with Post-Effective Amendment No. 6 to the Registration Statement of Registrant on Form N-1A filed on or about July 26,
1996).


                                         /s/ Philip Collora
                                         ---------------------------------
                                         Philip J. Collora

                               INDEX TO EXHIBITS


        Exhibits
        99.b1.         Amended and Restated Agreement and Declaration of Trust.(1)
        99.b2.         By-Laws.(1)
        99.b3.         Inapplicable.
        99.b4.         Text of Share Certificate.(1)
        99.b5.         Investment Management Agreement.(3)
        99.b6.(a)      Administration, Shareholder Services and Distribution
                       Agreement.(3)
        99.b6.(b)      Form of Administration Services and Selling Group
                       Agreement.(1)
        99.b7.         Inapplicable.
        99.b8.         Custody Agreement.(1)
        99.b9.(a)      Agency Agreement.(1)
        99.b9.(b)      Supplement to Agency Agreement.(3)
        99.b10.        Inapplicable.
        99.b11.        Report and Consent of Independent Auditors.
        99.b12.        Inapplicable.
        99.b13.        Inapplicable.
        99.b14.        Inapplicable.
        99.b15.        See 99.b6.(a) above.
        99.b16.        Performance Calculations.(1)
        99.b24.        Power of Attorney.(2)
        99.b485.(b)    Representation of Counsel (Rule 485(b)).
        27.            Financial Data Schedule.


---------------
(1) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Registrant on Form N-1A filed on or about July 28, 1995.


(2) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Registrant on Form N-1A filed on or about July 28, 1995, except for the Power of Attorney of Dominique P. Morax, which is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement of Registrant on Form N-1A filed on or about July 26, 1996.



(3) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement of Registrant on Form N-1A filed on or about July 26, 1996.